UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

June 30, 2021

INSTITUTIONAL SHARES

CLASS A SHARES

CLASS C SHARES

Rational Equity Armor Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for each of the periods ended June 30, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	8.38%	17.12%	3.40%	6.10%	5.87%	N/A
Class A	8.12%	16.88%	3.14%	5.83%	5.62%	N/A
Class A with load	2.94%	11.33%	2.14%	5.31%	5.36%	N/A
Class C	7.81%	15.97%	2.46%	N/A	N/A	3.36%
S&P 500 Value Total Return Index (c)	16.30%	39.54%	12.54%	11.85%	7.50%	10.43%
S&P 500 Total Return Index (d)	15.25%	40.79%	17.65%	14.84%	8.42%	14.31%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2021 prospectus, the total annual operating expense are 1.33% for Institutional shares, 1.70% for A shares and 2.40% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to December 2019 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is February 28, 2001 for Class A, Institutional and the benchmarks.

(b)	Inception date is January 2, 2014 for Class C and the benchmarks.

(c)	The S&P 500 Value Total Return Index uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. Investors cannot invest directly in an Index.

(d)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry ^	% of Net Assets
Banking	11.1%
Internet Media & Services	5.3%
Biotech & Pharma	5.1%
Institutional Financial Services	4.7%
Machinery	4.5%
Oil & Gas Producers	4.4%
Electric Utilities	4.0%
Semiconductores	3.9%
Chemicals	3.8%
Health Care Facilities & Services	3.8%
Other/Short-Term Investments	49.4%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Tactical Return Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for each of the periods ended June 30, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	2.46%	3.52%	6.44%	0.05%	(1.00)%	N/A
Class A	2.45%	3.51%	6.26%	(0.09)%	(1.17)%	N/A
Class A with load	(2.50)%	(1.44)%	5.25%	(0.58)%	(1.51)%	N/A
Class C	1.96%	2.68%	5.45%	N/A	N/A	5.48%
S&P 500 Total Return Index (c)	15.25%	40.79%	17.65%	14.84%	10.05%	17.40%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2021 prospectus, the total annual operating expense are 2.10% for Institutional Class shares, 2.38% for Class A shares and 3.09% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to December 2017 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is May 1, 2007 for Class A, Institutional and the benchmark.

(b)	Inception date is May 31, 2016 for Class C and the benchmark.

(c)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top Holdings by Asset Type ^	% of Net Assets
Short-Term Investments	46.4%
Other/Cash & Equivalents	53.6%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Dynamic Brands Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for each of the periods ended June 30, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	14.41%	47.00%	20.78%	13.12%	12.76%	N/A
Class A	14.26%	46.60%	20.50%	12.83%	12.48%	N/A
Class A with load	8.84%	39.61%	19.34%	12.28%	12.19%	N/A
Class C	13.88%	45.54%	19.68%	N/A	N/A	11.46%
S&P 500 Total Return Index (c)	15.25%	40.79%	17.65%	14.84%	11.40%	14.31%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2020 prospectus, the total annual operating expense are 1.26% for Institutional shares, 1.53% for Class A shares and 2.42% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to October 2017 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is September 27, 2002, for Class A, Institutional and the benchmark.

(b)	Inception date is January 2, 2014 for Class C and the benchmark.

(c)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Technology Services	16.4%
Internet Media & Services	15.3%
Apparel & Textile Products	12.9%
E-Commerce Discretionary	9.0%
Leisure Facilities & Services	8.1%
Retail - Consumer Staples	7.4%
Retail - Discretionary	7.3%
Software	3.7%
Technology Hardware	3.1%
Asset Management	2.9%
Other/Short-Term Investments	13.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Strategic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for each of the periods ended June 30, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	17.59%	38.82%	7.67%	N/A	N/A	7.82%
Class A	17.35%	38.41%	7.39%	5.76%	6.61%	N/A
Class A with load	11.76%	31.80%	6.36%	5.24%	6.18%	N/A
Class C	16.99%	37.56%	6.59%	N/A	N/A	6.77%
S&P 500 Total Return Index (c)	15.25%	40.79%	17.65%	14.84%	15.47%	17.40%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2020 prospectus, the total annual operating expense are 2.45% for Institutional shares, 2.79% for Class A shares and 3.47% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to January 2016 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is July 30, 2009 for Class A and the benchmark.

(b)	Inception date is May 31, 2016 for Class C, Institutional and the benchmark.

(c)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top Holdings by Asset Type ^	% of Net Assets
Fixed Income	77.6%
Alternative	10.4%
Other/Short-Term Investments	12.0%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s total investments.

Rational/ReSolve Adaptive Asset Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for each of the periods ended June 30, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	6.56%	14.49%	3.32%	3.17%	N/A	6.10%
Class A	6.44%	14.18%	N/A	N/A	3.36%	N/A
Class A with load	0.32%	7.62%	N/A	N/A	2.08%	N/A
Class C	6.04%	13.32%	N/A	N/A	2.63%	N/A
S&P 500 Total Return Index (d)	15.25%	40.79%	17.65%	14.84%	17.72%	10.58%
Barclay Hedge CTA Index (e)	4.73%	9.68%	1.91%	1.29%	3.97%	4.35%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1 , 2021 prospectus, the total annual operating expense are 2.29% for Institutional shares, 2.58% for Class A shares and 3.46% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

Performance information for the period prior to February 2018 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is September 30, 2016 for Class A, Class C and the benchmarks.

(b)	Inception date is February 28, 1994 for Institutional and the benchmarks.

(c)	The Fund acquired all of the assets and liabilities of Chesapeake Fund LLC (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on February 28,1994. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.RationalMF.com.

(d)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(e)	The Barclay Hedge CTA Index is a leading industry benchmark of representative performance of commodity trading advisors.

Holdings by Asset Type ^	% of Net Assets
Short-Term Investments	85.2%
Other/Cash & Equivalents	14.8%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Consolidated Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational/Pier 88 Convertible Securities Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for each of the periods ended June 30, 2021, compared to its benchmarks:

			Annualized	Annualized
	Six Month Return	1 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	4.44%	20.27%	N/A	11.39%
Class A	4.33%	20.03%	14.78%	N/A
Class A with load	(0.60)%	14.29%	11.26%	N/A
Class C	3.98%	19.20%	14.13%	N/A
S&P 500 Total Return Index (d)	15.25%	40.79%	24.11%	16.97%
ICE BofA Investment Grade U.S. Convertible 5% Constrained Index (e)	7.08%	22.36%	36.55%	11.89%
Bloomberg U.S. Aggregate Bond Index	6.24%	47.72%	37.28%	19.21%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2021 prospectus, the total annual operating expense are 1.00% for Institutional shares, 1.25% for Class A shares and 2.00% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is December 6, 2019 for Class A, Class C and the benchmark.

(b)	Inception date is March 1, 2017 for Institutional and the benchmark.

(c)	The Fund acquired all of the assets and liabilities of Lake Como Convertible Bond Fund L.P. (the “Predecessor Fund”) in a tax-free reorganization on December 6, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations in March 2017. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.rationalmf.com.

(d)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(e)	The ICE BofA Investment Grade U.S. Convertible 5% Constrained Index (VX5C) is a market-capitalization-weighted index of domestic corporate convertible securities. Bonds and preferred stocks must be convertible only to common stock, ADRs or cash equivalent and have a market value of at least $50 million. It includes Coupon, OID, or zero coupon convertible bonds rated by Moody’s and/or S&P with an average rating of Baa3/BBB- or higher. All positions are capped at 5% of market value.

(f)	The Bloomberg Barclays U.S. Aggregate Bond Index, or the Agg, is a broad base,market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the USbond market.

Top 10 Holdings by Industry	% of Net Assets
Medical Equipment & Devices	14.8%
Asset Management	14.3%
Software	13.1%
Electric Utilities	11.8%
Semiconductors	6.9%
Banking	5.3%
Internet Media & Services	4.8%
Machinery	4.6%
Technology Hardware	4.4%
Technology Services	3.7%
Other/Short-Term Investments	16.3%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Special Situations Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for each of the periods ended June 30, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	3.06%	6.65%	9.01%	10.65%	N/A	14.47%
Class A	2.94%	6.40%	N/A	N/A	3.75%	N/A
Class A with load	(1.95)%	1.35%	N/A	N/A	1.19%	N/A
Class C	2.55%	5.62%	N/A	N/A	2.98%	N/A
Bloomberg U.S. Aggregate Bond Index (d)	(1.60)%	(0.33)%	3.03%	3.39%	4.24%	4.03%
Bloomberg U.S. Mortgage Backed Securities Index (e)	(0.77)%	(0.42)%	2.27%	2.64%	2.52%	3.24%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2021 prospectus, the total annual operating expense are 1.76% for Institutional shares, 2.01% for Class A shares and 2.76% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is July 17, 2019 for Class A, Class C and the benchmarks.

(b)	Inception date is February 1, 2009 for Institutional and the benchmarks.

(c)	The Fund acquired all of the assets and liabilities of ESM Fund I, L.P. (the “Predecessor Fund”) in a tax-free reorganization on July 17, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations in February 2009. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.RationalMF.com.

(d)	The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index that is designed to measure the performance of the U.S. investment grade bond market with maturities of more than one year. Investors cannot invest directly in an Index.

(e)	The Bloomberg Barclays U.S. Mortgage Backed Securities Index tracks agency mortgage pass-through securities. Investors cannot invest directly in an Index.

Holdings by Asset Type	% of Net Assets
Collateralized Mortgage Obligations	42.3%
Home Equity	13.5%
Non Agency CMBS	11.3%
Insurance	6.8%
Residential Mortgage	6.3%
CDO	4.1%
Syndicated Loan	3.7%
Other ABS	2.4%
Manufactured Housing	2.3%
Transportation & Logistics	0.5%
Other/Short-Term Investments	6.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 85.9%
	APPAREL & TEXTILE PRODUCTS - 1.1%
17,641	Tapestry, Inc. (a)	$767,031

	ASSET MANAGEMENT - 2.4%
1,925	BlackRock, Inc.	1,684,317

	BANKING - 11.1%
55,388	Bank of America Corporation	2,283,647
34,871	Fifth Third Bancorp	1,333,118
17,351	JPMorgan Chase & Company	2,698,775
27,038	US Bancorp	1,540,355
		7,855,895
	BIOTECH & PHARMA - 5.1%
10,818	AbbVie, Inc.	1,218,539
14,590	Johnson & Johnson	2,403,556
		3,622,095
	CABLE & SATELLITE - 3.1%
38,480	Comcast Corporation, Class A	2,194,130

	CHEMICALS - 3.8%
9,129	Celanese Corporation	1,383,956
37,631	Chemours Company (The)	1,309,559
		2,693,515
	COMMERCIAL SUPPORT SERVICES - 1.6%
8,038	Waste Management, Inc.	1,126,204

	ELECTRIC UTILITIES - 4.0%
31,153	Exelon Corporation	1,380,389
24,097	Southern Company (The)	1,458,110
		2,838,499
	HEALTH CARE FACILITIES & SERVICES - 3.8%
20,922	Cardinal Health, Inc.	1,194,437
3,682	UnitedHealth Group, Inc.	1,474,420
		2,668,857

See accompanying notes to consolidated financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 85.9% (Continued)
	HEALTH CARE REIT - 1.8%
39,443	Healthpeak Properties, Inc.	$1,313,057

	HOME CONSTRUCTION - 3.7%
22,559	Masco Corporation	1,328,950
23,579	PulteGroup, Inc.	1,286,706
		2,615,656
	HOUSEHOLD PRODUCTS - 1.8%
9,608	Procter & Gamble Company (The)	1,296,407

	INSTITUTIONAL FINANCIAL SERVICES - 4.7%
4,396	Goldman Sachs Group, Inc. (The)	1,668,414
18,227	Morgan Stanley	1,671,234
		3,339,648
	INTERNET MEDIA & SERVICES - 5.3%
769	Alphabet, Inc., Class A(a)	1,877,737
4,103	Roku, Inc.(a)	1,884,302
		3,762,039
	LEISURE FACILITIES & SERVICES - 2.5%
12,212	Darden Restaurants, Inc.	1,782,830

	MACHINERY - 4.5%
7,345	Caterpillar, Inc.	1,598,492
4,632	Deere & Company	1,633,754
		3,232,246
	MEDICAL EQUIPMENT & DEVICES – 1.9%
9,359	Agilent Technologies, Inc.	1,383,354

	METALS & MINING - 2.0%
38,623	Freeport-McMoRan, Inc.	1,433,300

	OIL & GAS PRODUCERS - 4.4%
16,426	Chevron Corporation	1,720,459
22,715	ConocoPhillips	1,383,344
		3,103,803

See accompanying notes to consolidated financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 85.9% (Continued)
	RETAIL - DISCRETIONARY – 2.9%
11,418	Best Buy Company, Inc.	$1,312,842
7,711	Dick’s Sporting Goods, Inc.	772,565
		2,085,407
	SEMICONDUCTORS - 3.9%
23,018	Intel Corporation	1,292,231
4,650	QUALCOMM, Inc.	664,625
4,179	Skyworks Solutions, Inc.	801,323
		2,758,179
	SOFTWARE - 2.3%
8,271	Akamai Technologies, Inc.(a)	964,398
8,358	Oracle Corporation	650,587
		1,614,985
	TECHNOLOGY HARDWARE - 1.0%
4,951	Apple, Inc.	678,089

	TECHNOLOGY SERVICES - 1.8%
4,337	Accenture plc, Class A	1,278,504

	TRANSPORTATION & LOGISTICS - 2.4%
5,789	FedEx Corporation	1,727,032

	TRANSPORTATION EQUIPMENT – 1.9%
5,647	Cummins, Inc.	1,376,795

	WHOLESALE - CONSUMER STAPLES - 1.0%
8,819	Bunge Ltd.	689,205

	TOTAL COMMON STOCKS (Cost $48,740,486)	60,921,079

See accompanying notes to consolidated financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.4%
	EQUITY - 2.4%
8,676	iShares S&P 100 ETF (Cost $1,666,962)	$1,702,058

	SHORT-TERM INVESTMENTS — 6.4%
	MONEY MARKET FUNDS - 6.4%
4,542,283	First American Government Obligations Fund, Class U, 0.03% (Cost $4,542,283)(b)	4,542,283

	TOTAL INVESTMENTS – 94.7% (Cost $54,949,731)	$67,165,420
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.3%	3,746,859
	NET ASSETS - 100.0%	$70,912,279

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Depreciation
208	CBOE Volatility Index Future	09/15/2021	$4,370,912	$(161,005)
169	CBOE Volatility Index Future	10/20/2021	3,693,394	(23,738)
	TOTAL FUTURES CONTRACTS			$(184,743)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
56	CBOE Volatility Index Future	07/21/2021	$1,002,585	$8,215
58	CBOE Volatility Index Future	08/18/2021	$1,145,425	17,511
	TOTAL FUTURES CONTRACTS			$25,726

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes to consolidated financial statements.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 46.4%
	MONEY MARKET FUNDS - 46.4%
117,413,730	First American Government Obligations Fund, Class U, 0.03% (Cost $117,413,730)(a)	$117,413,730

	TOTAL INVESTMENTS - 46.4% (Cost $117,413,730)	$117,413,730
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $105,923)	(24,451)
	PUT OPTIONS WRITTEN – (0.1)% (Proceeds - $182,571)	(125,759)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 53.7%	135,770,209
	NET ASSETS - 100.0%	$253,033,729

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.1%
	CALL OPTIONS WRITTEN- 0.0%(c)
$56	S&P 1st Week Optn Jul21C 1DN1C 4360 Index	ADM	07/02/2021	$4,360	$61,040,000	$2,100
74	S&P 1st Week Optn Jul21C 1DN1C 4360 Index	EDF	07/02/2021	4,360	80,660,000	2,775
47	S&P 1st Week Optn Jul21C 1DN1C 4360 Index	GAIN	07/02/2021	4,360	51,230,000	1,763
56	S&P 1st Week Optn Jul21C 1DN1C 4360 Index	RCG	07/02/2021	4,360	61,040,000	2,100
308	S&P 1st Week Optn Jul21C 1DN1C 4395 Index	ADM	07/02/2021	4,395	338,415,000	3,850
338	S&P 1st Week Optn Jul21C 1DN1C 4395 Index	EDF	07/02/2021	4,395	371,377,500	4,225
256	S&P 1st Week Optn Jul21C 1DN1C 4395 Index	GAIN	07/02/2021	4,395	281,280,000	3,200
308	S&P 1st Week Optn Jul21C 1DN1C 4395 Index	RCG	07/02/2021	4,395	338,415,000	3,850
235	S&P Emini 1st Wee Jul21C 1EN1C 4400 Index	EDF	07/02/2021	4,400	258,500,000	588
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $105,923)					24,451

	PUT OPTIONS WRITTEN – 0.1%
64	S&P 1st Week Optn Jul21P 1DN1P 4045 Index	ADM	07/02/2021	$4,045	$64,720,000	$4,000
79	S&P 1st Week Optn Jul21P 1DN1P 4045 Index	EDF	07/02/2021	4,045	79,888,750	4,938
52	S&P 1st Week Optn Jul21P 1DN1P 4045 Index	GAIN	07/02/2021	4,045	52,585,000	3,250
64	S&P 1st Week Optn Jul21P 1DN1P 4045 Index	RCG	07/02/2021	4,045	64,720,000	4,000
144	S&P 1st Week Optn Jul21P 1DN1P 4050 Index	ADM	07/02/2021	4,050	145,800,000	9,000
77	S&P 1st Week Optn Jul21P 1DN1P 4050 Index	EDF	07/02/2021	4,050	77,962,500	4,813
121	S&P 1st Week Optn Jul21P 1DN1P 4050 Index	GAIN	07/02/2021	4,050	122,512,500	7,563
144	S&P 1st Week Optn Jul21P 1DN1P 4050 Index	RCG	07/02/2021	4,050	145,800,000	9,000
100	S&P 1st Week Optn Jul21P 1DN1P 4060 Index	ADM	07/02/2021	4,060	101,500,000	6,250
80	S&P 1st Week Optn Jul21P 1DN1P 4060 Index	EDF	07/02/2021	4,060	81,200,000	5,000
84	S&P 1st Week Optn Jul21P 1DN1P 4060 Index	GAIN	07/02/2021	4,060	85,260,000	5,250
100	S&P 1st Week Optn Jul21P 1DN1P 4060 Index	RCG	07/02/2021	4,060	101,500,000	6,250
153	S&P 1st Week Optn Jul21P 1DN1P 4110 Index	ADM	07/02/2021	4,110	157,207,500	11,474
98	S&P 1st Week Optn Jul21P 1DN1P 4110 Index	GAIN	07/02/2021	4,110	100,695,000	7,350
153	S&P 1st Week Optn Jul21P 1DN1P 4110 Index	RCG	07/02/2021	4,110	157,207,500	11,474
385	S&P Emini 1st Wee Jul21P 1EN1P 4050 Index	EDF	07/02/2021	4,050	389,812,500	4,813
120	S&P Emini 1st Wee Jul21P 1EN1P 4055 Index	EDF	07/02/2021	4,055	121,650,000	1,500
250	S&P Emini 1st Wee Jul21P 1EN1P 4060 Index	EDF	07/02/2021	4,060	253,750,000	3,125
253	S&P Emini 1st Wee Jul21P 1EN1P 4105 Index	EDF	07/02/2021	4,105	259,641,250	3,795

See accompanying notes to consolidated financial statements.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Contracts(b) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.0% (c)
	PUT OPTIONS WRITTEN – 0.1% (Continued)
711	S&P Emini 1st Wee Jul21P 1EN1P 4110 Index	EDF	07/02/2021	$4,110	$730,552,500	$10,664
150	S&P Emini 1st Wee Jul21P 1EN1P 4110 Index	GAIN	07/02/2021	4,110	154,125,000	2,250
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $182,571)					125,759

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $288,494)					$150,210

ADM	ADM Investor Services, Inc.

EDF	ED&F Man Capital Markets, Inc.

GAIN	Gain Capital Group, LLC

RCG	Rosenthal Collins Group

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(b)	Each contract is equivalent to one futures contract.

(c)	Percentage rounds to greater than (0.1%).

See accompanying notes to consolidated financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0%
	APPAREL & TEXTILE PRODUCTS - 12.9%
23,000	adidas A.G. - ADR	$4,295,940
20,500	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	3,234,900
30,639	NIKE, Inc., Class B	4,733,419
		12,264,259
	ASSET MANAGEMENT - 2.9%
15,000	Blackstone Group, Inc. (The)	1,457,100
22,000	KKR & Company, Inc.	1,303,280
		2,760,380
	AUTOMOTIVE - 1.8%
2,575	Tesla, Inc.(a)	1,750,227

	E-COMMERCE DISCRETIONARY - 9.0%
9,000	Alibaba Group Holding Ltd. - ADR(a)	2,041,020
1,491	Amazon.com, Inc.(a)	5,129,279
918	MercadoLibre, Inc.(a)	1,430,051
		8,600,350
	INTERNET MEDIA & SERVICES - 15.3%
9,900	Airbnb, Inc.(a)	1,516,086
1,720	Alphabet, Inc., Class A(a)	4,199,879
16,500	IAC/InterActiveCorporation(a)	2,543,805
1,137	Shopify, Inc., Class A(a)	1,661,134
6,788	Spotify Technology S.A.(a)	1,870,705
36,505	Tencent Holdings Ltd. - ADR	2,748,827
		14,540,436
	LEISURE FACILITIES & SERVICES - 8.1%
41,500	Caesars Entertainment, Inc.(a)	4,305,624
2,200	Chipotle Mexican Grill, Inc.(a)	3,410,748
		7,716,372
	LEISURE PRODUCTS - 1.5%
11,500	Peloton Interactive, Inc.(a)	1,426,230

	RETAIL - CONSUMER STAPLES - 7.4%
7,374	Costco Wholesale Corporation	2,917,671

See accompanying notes to consolidated financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	RETAIL - CONSUMER STAPLES - 7.4% (Continued)
17,000	Target Corporation	$4,109,580
		7,027,251
	RETAIL - DISCRETIONARY - 7.3%
2,261	Lululemon Athletica, Inc.(a)	825,197
9,100	RH(a)	6,178,900
		7,004,097
	SEMICONDUCTORS - 1.2%
9,500	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,141,520

	SOFTWARE - 3.7%
13,097	Microsoft Corporation	3,547,977

	SPECIALTY FINANCE - 1.4%
14,800	Afterpay Ltd., Institutional Class - ADR(a)	1,306,692

	TECHNOLOGY HARDWARE - 3.1%
21,656	Apple, Inc.	2,966,006

	TECHNOLOGY SERVICES - 16.4%
11,778	Mastercard, Inc., Class A	4,300,030
15,945	PayPal Holdings, Inc.(a)	4,647,649
6,328	Square, Inc., Class A(a)	1,542,766
21,828	Visa, Inc., Class A	5,103,823
		15,594,268

	TOTAL COMMON STOCKS (Cost $68,613,959)	87,646,065

	SHORT-TERM INVESTMENTS — 5.3%
	MONEY MARKET FUNDS - 5.3%
5,086,028	First American Government Obligations Fund, Class U, 0.03% (Cost $5,086,028)(b)	5,086,028

	TOTAL INVESTMENTS - 97.3% (Cost $73,699,987)	$92,732,093
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.7%	2,610,756
	NET ASSETS - 100.0%	$95,342,849

ADR	- American Depositary Receipt

LTD	- Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes to consolidated financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares				Fair Value
	OPEN END FUNDS — 88.0%
	ALTERNATIVE - 10.4%
91,480	Catalyst Insider Income Fund, Class I(a)			$905,657

	FIXED INCOME - 77.6%
44,595	AlphaCentric Income Opportunities Fund, Class I(a)			520,426
140,394	Catalyst Enhanced Income Strategy Fund, Class I(a)			1,573,804
96,712	Catalyst/CIFC Floating Rate Income Fund, Class I(a)			931,334
86,138	Catalyst/Stone Beach Income Opportunity Fund, Class I(a)			756,301
80,450	Rational Special Situations Income Fund, Institutional Class(a)			1,589,697
117,326	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)			1,424,347
				6,795,909

	TOTAL OPEN END FUNDS (Cost $7,307,894)			7,701,566

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 4.6%
	U.S. TREASURY BILLS — 4.6%
400,000	United States Treasury Bill	0.055	12/30/21	399,889

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $399,858)			399,889

Shares
	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS - 2.8%
241,642	First American Government Obligations Fund, Class U, 0.03% (Cost $241,642)(b)			241,642

	TOTAL INVESTMENTS - 95.4% (Cost $7,949,394)			$8,343,097
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.6%			400,814
	NET ASSETS - 100.0%			$8,743,911

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
41	CME E-Mini Standard & Poor’s 500 Index Future	09/17/2021	$8,791,630	$106,498
	TOTAL FUTURES CONTRACTS

(a)	Affiliated Issuer.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes to consolidated financial statements.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 85.2%
	MONEY MARKET FUNDS - 85.2%
57,493,861	First American Government Obligations Fund, Class U, 0.03%(a) (Cost $57,493,861)	$57,493,861

	TOTAL INVESTMENTS - 85.2% (Cost $57,493,861)	$57,493,861
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.8%	9,952,476
	NET ASSETS - 100.0%	$67,446,337

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
47	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	09/17/2021	$8,083,764	$33,178
28	CBOT 10 Year US Treasury Note	09/21/2021	3,710,000	9,203
20	CBOT 5 Year US Treasury Note	09/30/2021	2,468,600	(470)
11	CBOT Corn Future(b)	12/14/2021	323,675	23,675
48	CBOT Soybean Meal Future(b)	12/14/2021	1,832,160	31,790
2	CBOT Soybean Oil Future(b)	12/14/2021	75,312	5,574
69	CBOT US Long Bond Future	09/21/2021	11,091,750	144,703
12	CBOT Wheat Future(b)	09/14/2021	407,700	13,875
22	CME Australian Dollar Currency Future	09/13/2021	1,649,560	(18,990)
247	CME Canadian Dollar Currency Future	09/14/2021	19,913,140	(283,745)
2	CME E-Mini NASDAQ 100 Index Future	09/17/2021	581,960	12,175
7	CME E-mini Russell 2000 Index Futures	09/17/2021	807,730	11,880
1	CME Euro Foreign Exchange Currency Future	09/13/2021	148,313	(912)
56	CME Feeder Cattle Future(b)	08/26/2021	4,329,500	82,225
46	CME Lean Hogs Future(b)	08/13/2021	1,899,800	(150,900)
74	CME Live Cattle Future(b)	08/31/2021	3,632,660	48,820
212	CME New Zealand Dollar Currency Future	09/13/2021	14,803,960	(327,750)
13	CME Nikkei 225 Index Future	09/09/2021	1,871,025	(150)
46	CME Swiss Franc Currency Future	09/13/2021	6,220,925	(206,275)
46	COMEX Copper Future(b)	09/28/2021	4,932,350	89,200
93	COMEX Gold 100 Troy Ounces Future(b)	08/27/2021	16,475,880	(939,020)
3	COMEX Silver Future(b)	09/28/2021	392,910	(90)
87	Eurex 10 Year Euro BUND Future	09/08/2021	17,808,752	43,659
86	Eurex 30 Year Euro BUXL Future	09/08/2021	20,727,930	103,908
107	Eurex 5 Year Euro BOBL Future	09/08/2021	17,022,476	3,706
29	Eurex EURO STOXX 50 Future	09/17/2021	1,394,732	(13,649)
10	Euro-BTP Italian Bond Futures	09/08/2021	1,795,572	12,854
11	Euronext Amsterdam Index Future	07/16/2021	1,902,808	(4,965)
26	Euronext CAC 40 Index Future	07/16/2021	2,005,714	(25,107)
101	Euronext Milling Wheat Future(b)	09/10/2021	1,253,156	(16,777)

See accompanying notes to consolidated financial statements.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
14	French Government Bond Futures	09/08/2021	$2,640,479	$11,335
9	FTSE 100 Index Future	09/17/2021	867,889	(4,289)
20	FTSE/MIB Index Future	09/17/2021	2,965,226	(57,913)
8	FVSA index - Mini-Futures on VSTOXX(b)	08/18/2021	18,073	160
27	HKG Hang Seng Index Future	07/29/2021	4,976,983	21,356
34	ICE Brent Crude Oil Future(b)	07/30/2021	2,537,080	(6,860)
8	ICE Carbon Emissions Future(b)	12/20/2021	534,794	22,667
42	ICE Gas Oil Future(b)	08/12/2021	2,512,650	(13,675)
5	ICE Natural Gas Future(b)	07/29/2021	183,869	17,549
3	ICE US MSCI Emerging Markets EM Index Futures	09/17/2021	204,720	625
11	KCBT Hard Red Winter Wheat Future(b)	09/14/2021	362,450	25,487
93	Long Gilt Future	09/28/2021	16,457,630	90,462
32	MEFF Madrid IBEX 35 Index Future	07/16/2021	3,335,056	(63,226)
5	Montreal Exchange S&P/TSX 60 Index Future	09/16/2021	971,251	162
2	NYBOT CSC C Coffee Future(b)	09/20/2021	119,813	282
181	NYBOT CSC Cocoa Future(b)	09/15/2021	4,324,089	(13,031)
101	NYBOT CSC Number 11 World Sugar Future(b)	09/30/2021	2,023,717	37,722
32	NYBOT CTN Number 2 Cotton Future(b)	12/08/2021	1,358,400	(27,155)
28	NYMEX Henry Hub Natural Gas Futures(b)	07/28/2021	1,022,000	25,400
31	NYMEX Light Sweet Crude Oil Future(b)	07/20/2021	2,277,570	63,600
12	NYMEX NY Harbor ULSD Futures(b)	07/30/2021	1,072,663	20,693
14	SFE S&P ASX Share Price Index 200 Future	09/16/2021	1,897,934	(10,584)
114	SGX FTSE China A50 Futures Contract	07/29/2021	1,972,200	17,463
11	SGX Nifty 50 Index Futures	07/29/2021	346,434	(3,179)
5	SGX Nikkei 225 Stock Index Future	09/09/2021	647,356	(6,695)
48	TSE Japanese 10 Year Bond Futures	09/13/2021	65,601,586	134,774
9	TSE TOPIX (Tokyo Price Index) Future	09/09/2021	1,575,547	(8,352)
	TOTAL FUTURES CONTRACTS			$(1,043,597)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
9	CBOT Soybean Future(b)	11/12/2021	$629,550	$(49,700)
27	CME British Pound Currency Future	09/13/2021	2,329,594	6,794
176	CME Japanese Yen Currency Future	09/13/2021	19,815,400	228,663
36	NYMEX Platinum Future(b)	10/27/2021	1,931,220	(12,175)
5	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	07/30/2021	470,778	7,623
	TOTAL FUTURES CONTRACTS			$181,205

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(b)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

See accompanying notes to consolidated financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 0.8%
	BIOTECH & PHARMA - 0.8%
8,333	Horizon Therapeutics plc(a) (Cost $372,291)			$780,302

		Dividend Rate (%)	Maturity

	PREFERRED STOCKS — 42.4%
	ASSET MANAGEMENT - 6.6%
27,200	AMG Capital Trust II	2.5800	10/15/2037	1,631,728
63,400	KKR & Company, Inc.	6.0000	9/15/2023	4,885,604
				6,517,332
	BANKING - 5.3%
1,748	Bank of America Corporation	7.2500	Perpetual	2,475,168
1,783	Wells Fargo & Company - Series L	7.5000	Perpetual	2,721,232
				5,196,400
	ELECTRIC UTILITIES - 11.8%
58,650	American Electric Power Company, Inc.	6.1250	3/15/2022	2,881,474
18,366	Dominion Energy, Inc.	7.2500	6/1/2022	1,783,890
39,755	DTE Energy Company	6.2500	11/1/2022	1,965,090
34,713	NextEra Energy, Inc.	5.2790	3/1/2023	1,949,135
25,118	NextEra Energy, Inc.	4.8720	9/1/2022	1,229,777
35,313	Southern Company (The) - Series 2019	6.7500	8/1/2022	1,787,897
				11,597,263
	MACHINERY - 4.6%
37,390	Stanley Black & Decker, Inc.	5.2500	Perpetual	4,514,095

	MEDICAL EQUIPMENT & DEVICES - 9.6%
39,335	Boston Scientific Corporation	5.5000	6/1/2023	4,539,259
805	Danaher Corporation(a)	4.7500	4/1/2022	1,450,795
2,345	Danaher Corporation(a)	5.0000	4/1/2023	3,431,908
				9,421,962
	SEMICONDUCTORS - 4.5%
2,924	Broadcom, Inc. - Series A	8.0000	9/30/2022	4,444,100

See accompanying notes to consolidated financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	PREFERRED STOCKS — 42.4% (Continued)

	TOTAL PREFERRED STOCKS (Cost $37,705,601)			$41,691,152

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 53.9%
	ASSET MANAGEMENT — 7.7%
4,220,000	Ares Capital Corporation	4.6250	03/01/24	4,591,782
1,690,886	New Mountain Finance Corporation	5.7500	08/15/23	1,802,992
1,056,540	Sixth Street Specialty Lending, Inc.	4.5000	08/01/22	1,217,028
				7,611,802
	CONSUMER SERVICES — 1.9%
1,795,000	Chegg, Inc.(b),(c)	0.0000	09/01/26	1,865,005

	ELECTRICAL EQUIPMENT — 1.5%
1,430,000	Fortive Corporation	0.8750	02/15/22	1,433,575

	ENGINEERING & CONSTRUCTION — 0.9%
560,000	KBR, Inc.	2.5000	11/01/23	878,080

	HEALTH CARE FACILITIES & SERVICES — 2.7%
492,616	Anthem, Inc.	2.7500	10/15/42	2,658,993

	INTERNET MEDIA & SERVICES — 4.8%
4,395,000	Expedia Group, Inc.(b),(c)	0.0000	02/15/26	4,746,600

	LEISURE FACILITIES & SERVICES — 0.5%
170,000	Carnival Corporation	5.7500	04/01/23	465,800

	MEDICAL EQUIPMENT & DEVICES — 5.2%
2,120,000	Insulet Corporation	0.3750	09/01/26	2,881,875
2,170,000	NuVasive, Inc.	1.0000	06/01/23	2,262,225
				5,144,100
	OIL & GAS PRODUCERS — 2.0%
1,245,000	Pioneer Natural Resources Company	0.2500	05/15/25	1,986,398

See accompanying notes to consolidated financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 53.9% (Continued)
	SEMICONDUCTORS — 2.4%
510,000	ON Semiconductor Corporation	1.6250	10/15/23	$969,351
1,320,000	ON Semiconductor Corporation(b),(c)	0.0000	05/01/27	1,373,592
				2,342,943
	SOFTWARE — 13.1%
600,000	Cloudflare, Inc.	0.7500	05/15/25	1,708,500
1,645,000	CyberArk Software Ltd.(c)	0.0000	11/15/24	1,778,739
449,599	DocuSign, Inc.	0.5000	09/15/23	1,753,436
1,865,000	FireEye, Inc.	0.8750	06/01/24	2,106,284
1,670,000	PROS Holdings, Inc.	1.0000	05/15/24	1,714,881
3,365,000	RingCentral, Inc.(c)	0.0000	03/01/25	3,716,221
				12,778,061
	TECHNOLOGY HARDWARE — 4.4%
4,083,080	Western Digital Corporation B	1.6500	02/01/24	4,361,240

	TECHNOLOGY SERVICES — 3.7%
3,180,928	Euronet Worldwide, Inc.	0.7500	03/15/49	3,622,282

	TRANSPORTATION & LOGISTICS — 0.7%
440,000	Southwest Airlines Company	1.2500	05/01/25	666,325

	TRANSPORTATION EQUIPMENT — 2.4%
2,311,118	Meritor, Inc.	3.2500	10/15/37	2,452,790

	TOTAL CONVERTIBLE BONDS (Cost $50,339,099)			53,013,994

See accompanying notes to consolidated financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
2,554,893	First American Government Obligations Fund, Class U, 0.03% (Cost $2,554,893)(d)	$2,554,893

	TOTAL INVESTMENTS - 99.7% (Cost $90,971,884)	$98,040,341
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	240,555
	NET ASSETS - 100.0%	$98,280,896

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021 the total market value of 144A securities is 7,985,197 or 8.1% of net assets.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares			Dividend Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.4%
	REAL ESTATE INVESTMENT TRUSTS - 0.4%
80,000	Vinebrook Homes Trust, Inc. 144A(a) (Cost $2,002,560)		6.5000		$2,060,000

Principal Amount ($)		Spread	Coupon Rate (%)		Fair Value
	ASSET BACKED SECURITIES — 82.0%
	CDO — 4.1%
2,401,884	Aspen Funding I Ltd.(a)		9.0600	07/10/37	2,540,922
10,000,000	Bleecker Structured Asset Funding Ltd.		1.1020	04/01/35	930,000
4,750,000	Capitalsource Real Estate Loan Trust(a),(g)	US0003M + 0.650%	0.8380	01/20/37	4,348,701
5,892,061	Fulton Street CDO Ltd.(a),(g)	US0003M + 0.420%	0.6080	04/20/32	3,534,288
6,683,810	Nomura CRE CDO 2007-2 Ltd.(a),(g)	US0003M + 0.450%	0.5990	05/21/42	3,812,846
1,137,370	RAIT CRE CDO I Ltd.(a),(g)	US0001M + 0.600%	0.6930	11/20/46	1,060,688
5,021,943	RAIT CRE CDO I Ltd.(a),(g)	US0001M + 0.700%	0.7930	11/20/46	4,268,651
2,000,000	Taberna Preferred Funding II Ltd.(a),(g)	US0003M + 0.650%	0.8260	11/05/35	1,120,000
200,000	Tropic CDO V Ltd.(a)		0.0000	07/15/36	127,038
797,398	Wachovia Repackaged Asset Participating Securities(a),(g)	US0003M + 0.550%	0.7120	02/08/35	653,866
521,498	Wachovia Repackaged Asset Participating Securities(a),(g)	US0003M + 0.550%	0.7120	02/08/35	470,652
					22,867,652
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0%
204,248	ABN Amro Mortgage Corporation		5.7500	12/25/32	207,516
25,368	Adjustable Rate Mortgage Trust 2004-5		2.8080	04/25/35	25,663
225,888	Adjustable Rate Mortgage Trust 2005-10(g)	US0001M + 0.540%	0.6320	01/25/36	222,094
531,834	Adjustable Rate Mortgage Trust 2005-10		2.7040	01/25/36	510,585
357,465	Adjustable Rate Mortgage Trust 2005-10		2.7040	01/25/36	346,913
121,366	Adjustable Rate Mortgage Trust 2005-10		2.8840	01/25/36	114,409
226,299	Adjustable Rate Mortgage Trust 2005-2		2.8550	06/25/35	227,364
182,324	Adjustable Rate Mortgage Trust 2005-5		2.7210	09/25/35	173,416
16,606	Alternative Loan Trust 2003-4CB		5.7500	04/25/33	16,902
99,016	Alternative Loan Trust 2003-J3		5.2500	11/25/33	100,341
515,691	Alternative Loan Trust 2004-2CB		5.0000	08/25/54	516,477
2,605	Alternative Loan Trust 2004-33		3.0180	12/25/34	2,629
91,930	Alternative Loan Trust 2005-17(g)	US0001M + 0.560%	0.6510	07/25/35	66,613
900,170	Alternative Loan Trust 2005-43		3.3670	09/25/35	865,579

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
119,891	Alternative Loan Trust 2005-51(g)	US0001M + 0.600%	0.6910	11/20/35	$114,571
67,794	Alternative Loan Trust 2005-63		3.3050	12/25/35	65,414
483,616	Alternative Loan Trust 2006-32CB(g)	US0001M + 0.670%	0.7620	11/25/36	257,541
802,803	Alternative Loan Trust 2006-32CB(c), (g)	US0001M + 5.330%	5.2390	11/25/36	164,607
1,470,601	Alternative Loan Trust 2006-J6(g)	US0001M + 0.500%	0.5920	09/25/36	727,272
1,794,133	Alternative Loan Trust 2006-J6,(c), (g)	US0001M + 5.500%	5.4080	09/25/36	375,199
221,464	Alternative Loan Trust 2006-OA7(g)	US0001M + 0.420%	0.5110	06/25/46	177,008
1,407	Alternative Loan Trust 2006-OC11(g)	US0001M + 0.340%	0.2620	01/25/37	4,545
367,634	Alternative Loan Trust 2007-5CB(d)		0.0000	04/25/37	110,954
453,135	Alternative Loan Trust 2007-5CB(c), (g)	US0001M + 5.650%	5.5590	04/25/37	125,865
710,510	Alternative Loan Trust Resecuritization 2005-12R		6.0000	11/25/34	708,954
536,917	American Home Mortgage Assets Trust 2006-1(g)	US0001M + 0.380%	0.4710	05/25/46	479,597
32,099	American Home Mortgage Investment Trust 2004-1(g)	US0001M + 0.900%	0.9920	04/25/44	31,932
37,535	American Home Mortgage Investment Trust 2004-3 Class IV-A(g)	US0006M + 1.500%	1.7070	10/25/34	38,175
49,651	American Home Mortgage Investment Trust 2005-1(g)	US0006M + 2.000%	2.2110	06/25/45	50,919
1,977,021	American Home Mortgage Investment Trust 2005-2(e)		5.3280	09/25/35	1,715,290
1,152,085	American Home Mortgage Investment Trust 2005-4(g)	US0006M + 1.750%	1.9560	11/25/45	710,322
438,008	American Home Mortgage Investment Trust 2006-2(g)	US0001M + 0.220%	0.3120	06/25/36	28,184
1,016,515	American Home Mortgage Investment Trust 2006-3(g)	US0001M + 0.380%	0.4710	12/25/46	1,016,567
1,527,125	American Home Mortgage Investment Trust 2007-1(g)	US0001M + 0.160%	0.2510	05/25/47	1,104,728
702,577	Banc of America Alternative Loan Trust 2006-4(g)	US0001M + 0.850%	0.9420	05/25/46	595,934
709,011	Banc of America Alternative Loan Trust 2006-4(c),(g)	US0001M + 5.150%	5.0590	05/25/46	113,476
359,613	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	359,269
385,038	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	384,669
310,728	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	311,834
574,128	Banc of America Funding 2004-B Trust		2.2060	12/20/34	513,538
98,429	Banc of America Funding 2005-8 Trust(d)		0.0000	01/25/36	73,353
263,497	Banc of America Funding 2005-B Trust		2.7120	04/20/35	253,319
2,646,582	Banc of America Funding 2005-E Trust		2.9840	05/20/35	2,541,062
132,679	Banc of America Funding 2005-E Trust(g)	COF 11 + 1.430%	1.7730	06/20/35	111,719
322,360	Banc of America Funding 2006-B Trust		2.2460	03/20/36	319,382
172,291	Banc of America Funding 2006-B Trust		2.6190	03/20/36	157,717
236,247	Banc of America Funding 2006-C Trust		2.9390	04/20/36	235,446
188,682	Banc of America Funding 2006-D Trust		3.4990	05/20/36	185,820

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
244,675	Banc of America Funding 2006-F Trust		2.6030	07/20/36	$270,407
55,950	Banc of America Funding 2006-G Trust(g)	US0012M + 1.750%	1.9990	07/20/36	58,049
157,410	Banc of America Funding 2006-I Trust		2.8230	10/20/46	142,622
119,779	Banc of America Funding 2007-4 Trust		5.5000	11/25/34	119,175
158,562	Banc of America Funding 2007-7 Trust(d)		0.0000	09/25/37	97,290
589,420	Banc of America Funding 2007-8 Trust		6.0000	09/25/22	455,855
195,518	Banc of America Funding 2007-C Trust(g)	US0001M + 0.540%	0.6330	05/20/47	188,965
135,626	Banc of America Funding 2016-R2 Trust(a)		4.7000	05/01/33	130,805
90,921	Banc of America Mortgage 2005-A Trust		2.5810	02/25/35	94,025
679,412	Banc of America Mortgage 2005-G Trust		3.2280	08/25/35	664,129
1,920,502	Banc of America Mortgage 2005-I Trust		2.5000	10/25/35	1,861,789
123,223	Banc of America Mortgage 2006-A Trust		3.2290	02/25/36	109,063
131,162	Banc of America Mortgage 2006-B Trust		3.1090	11/20/46	125,853
33,435	Banc of America Mortgage Trust 2005-3		5.5000	03/25/35	33,243
3,845,184	BCAP, LLC 2010-RR11-I Trust(a)		2.7550	06/27/36	3,783,211
3,114,110	BCAP, LLC 2011-RR4-I Trust(a)		5.2500	04/26/37	2,301,312
4,228,279	BCAP, LLC 2013-RR7 Trust(a)		2.9270	12/27/34	3,970,782
209,057	BCAP, LLC Trust 2007-AA2		6.0000	03/25/22	208,516
18,777	Bear Stearns ALT-A Trust 2004-9		3.1640	09/25/34	20,694
4,936,496	Bear Stearns ALT-A Trust 2005-10(g)	US0001M + 0.500%	0.5920	01/25/36	6,188,347
128,243	Bear Stearns ALT-A Trust 2005-10		2.9200	01/25/36	124,823
93,024	Bear Stearns ALT-A Trust 2005-4		2.1000	05/25/35	93,176
3,809,803	Bear Stearns ALT-A Trust 2006-1(g)	US0001M + 0.480%	0.5720	02/25/36	3,837,214
2,626,918	Bear Stearns ALT-A Trust 2006-2(g)	US0001M + 0.440%	0.5320	04/25/36	3,360,693
266,108	Bear Stearns ALT-A Trust 2006-3(g)	US0001M + 0.380%	0.4710	05/25/36	292,110
531,927	Bear Stearns ALT-A Trust 2006-3		3.1490	05/25/36	359,656
108,572	Bear Stearns ALT-A Trust 2006-3		3.1620	05/25/36	84,328
48,135	Bear Stearns ALT-A Trust II 2007-1		3.1370	09/25/47	32,042
52,285	Bear Stearns ARM Trust 2003-8		2.3750	01/25/34	51,505
14,762	Bear Stearns ARM Trust 2004-1		2.1300	04/25/34	14,872
80,819	Bear Stearns ARM Trust 2004-10		3.1470	01/25/35	85,110
319,705	Bear Stearns ARM Trust 2005-3		3.0170	06/25/35	325,014
166,731	Bear Stearns ARM Trust 2005-8(a)		3.2550	08/25/35	163,098
76,723	Bear Stearns ARM Trust 2007-5		3.3600	08/25/47	75,887

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
211,493	Bear Stearns Asset Backed Securities I Trust(g)	US0001M + 1.000%	1.0910	08/25/35	$159,499
1,687,569	Bear Stearns Mortgage Funding Trust 2006-SL5(g)	US0001M + 0.300%	0.3920	12/25/36	1,709,969
28,267	Bear Stearns Mortgage Securities, Inc.		6.2960	03/25/31	28,271
210,404	Chase Mortgage Finance Trust Series 2005-S1		5.0000	05/25/35	210,437
17,004	CHL Mortgage Pass-Through Trust 2003-56		2.6560	12/25/33	16,973
306,152	CHL Mortgage Pass-Through Trust 2004-2		2.6510	02/25/34	292,042
49,569	CHL Mortgage Pass-Through Trust 2004-7		2.4540	06/25/34	50,178
73,822	CHL Mortgage Pass-Through Trust 2004-8(d)		0.0000	07/25/34	58,567
3,607	CHL Mortgage Pass-Through Trust 2005-11(g)	US0001M + 0.320%	0.4120	04/25/35	2,105
147,114	CHL Mortgage Pass-Through Trust 2005-15		5.1000	08/25/35	149,836
2,931	CHL Mortgage Pass-Through Trust 2005-7(g)	US0001M + 0.720%	0.8120	03/25/35	1,108
275,187	CHL Mortgage Pass-Through Trust 2005-J2		5.0000	08/25/35	208,494
162,515	Citicorp Mortgage Securities Trust Series 2006-1		6.0000	02/25/36	167,980
500,333	Citicorp Mortgage Securities, Inc.		5.5000	03/25/35	505,839
172,164	Citigroup Mortgage Loan Trust 2004-HYB2		2.7900	03/25/34	174,966
96,263	Citigroup Mortgage Loan Trust 2005-11(g)	H15T1Y + 2.400%	2.5200	11/25/35	96,783
436,265	Citigroup Mortgage Loan Trust 2006-AR2		2.5690	03/25/36	421,918
170,177	Citigroup Mortgage Loan Trust 2006-AR5		2.8500	07/25/36	157,945
2,378,064	Citigroup Mortgage Loan Trust 2008-RR1(a),(g)	US0001M + 0.070%	0.1610	01/25/37	2,164,626
619,820	Citigroup Mortgage Loan Trust 2010-8(a)		3.1470	11/19/35	560,492
433,399	Citigroup Mortgage Loan Trust 2013-8(a)		2.6300	11/25/36	356,538
402,719	Citigroup Mortgage Loan Trust 2019-C(a),(e)		3.2280	09/25/59	404,083
1,003,187	Citigroup Mortgage Loan Trust, Inc.(a),(g)	US0001M + 0.400%	0.4920	01/25/29	923,892
1,091,599	Citigroup Mortgage Loan Trust, Inc.		5.7500	11/25/35	994,579
120,153	CitiMortgage Alternative Loan Trust Series 2007-A1(d)		0.0000	01/25/37	79,513
225,335	CitiMortgage Alternative Loan Trust Series 2007-A1(c),(g)	US0001M + 5.400%	5.3080	01/25/37	37,186
23,583	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	23,877
31,827,712	COMM 2007-C9 Mortgage Trust(a),(c)		0.6210	12/10/49	297,344
688,799	Credit Suisse First Boston Mortgage Securities		5.5000	08/25/25	665,172
461,082	Credit Suisse First Boston Mortgage Securities(a)		0.7140	03/25/32	439,458
129,581	Credit Suisse First Boston Mortgage Securities		7.0000	06/25/32	127,793
118,605	Credit Suisse First Boston Mortgage Securities		2.2570	11/25/32	119,998
30,203	Credit Suisse First Boston Mortgage Securities		2.2570	11/25/32	26,756
26,047	Credit Suisse First Boston Mortgage Securities		6.9690	12/25/32	27,262

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
100,792	Credit Suisse First Boston Mortgage Securities		5.6700	04/25/33	$96,188
52,994	Credit Suisse First Boston Mortgage Securities		5.0000	09/25/34	53,455
663,267	CSFB Mortgage-Backed Pass-Through Certificates		7.0000	10/25/32	678,453
97,734	CSFB Mortgage-Backed Pass-Through Certificates		6.5000	12/25/33	100,360
161,300	CSFB Mortgage-Backed Pass-Through Certificates		2.2710	06/25/34	164,117
11,014	CSFB Mortgage-Backed Pass-Through Certificates		2.3820	06/25/34	11,564
5,496	CSFB Mortgage-Backed Pass-Through Certificates		5.5000	07/25/35	5,515
1,027,999	CSFB Mortgage-Backed Pass-Through Certificates(g)	US0001M + 0.350%	0.4420	10/25/35	869,400
48,099	CSFB Mortgage-Backed Trust Series 2004-AR6		2.6810	10/25/34	48,946
2,497,133	CSMC Mortgage-Backed Trust 2006-9		6.5000	11/25/36	2,196,906
331,226	CSMC Mortgage-Backed Trust 2007-1		6.0000	02/25/37	290,880
245,400	CSMC Mortgage-Backed Trust 2007-3(g)	US0001M + 0.250%	0.3410	04/25/37	207,417
684,794	CSMC Mortgage-Backed Trust 2007-3		5.0000	04/25/37	680,801
748,420	CSMC Mortgage-Backed Trust 2007-3		5.8370	04/25/37	279,290
340,302	CSMC Mortgage-Backed Trust 2007-4(g)	US0001M + 0.400%	0.4920	06/25/37	244,094
62,482	CSMC Mortgage-Backed Trust 2007-5		6.0000	04/25/29	62,018
161,283	CSMC Series 2011-6R(a)		3.3250	04/28/37	164,820
167,570	CSMC Series 2014-4R(a),(g)	US0001M + 0.200%	0.2920	02/27/36	163,088
239,258	Deutsche Alt-B Securities Inc Mortgage Loan Trust		4.9660	06/25/36	237,751
37,611	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1		5.5000	09/25/33	33,720
191,422	Deutsche Mortgage Securities Inc Mortgage Loan(a),(g)	US0001M + 0.280%	0.3530	04/15/36	168,967
17,411	DSLA Mortgage Loan Trust 2004-AR1(g)	US0001M + 0.840%	0.9330	09/19/44	16,745
451,801	DSLA Mortgage Loan Trust 2004-AR2(g)	US0001M + 0.800%	0.8930	11/19/44	434,980
1,889,873	DSLA Mortgage Loan Trust 2004-AR4(g)	US0001M + 0.700%	0.7930	01/19/45	1,711,154
2,943,210	DSLA Mortgage Loan Trust 2007-AR1(g)	US0001M + 0.140%	0.2330	04/19/47	2,601,411
510,717	First Horizon Alternative Mortgage Securities		2.6030	12/25/34	495,578
356,144	First Horizon Alternative Mortgage Securities		2.3100	02/25/35	338,076
38,237	First Horizon Alternative Mortgage Securities		2.9330	03/25/35	29,488
1,082,220	First Horizon Alternative Mortgage Securities		2.4480	05/25/35	706,208
65,426	First Horizon Alternative Mortgage Securities		2.1250	07/25/36	55,919
699,563	First Horizon Mortgage Pass-Through Trust		2.6250	01/25/36	516,530
29,986	First Horizon Mortgage Pass-Through Trust 2000-H		2.3460	05/25/30	29,345
29,976	First Horizon Mortgage Pass-Through Trust 2000-H		2.4510	05/25/30	28,452
87,286	First Horizon Mortgage Pass-Through Trust 2004-FL1(g)	US0001M + 0.270%	0.3620	02/25/35	82,921

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
359,855	First Horizon Mortgage Pass-Through Trust 2005-AR4		2.9420	10/25/35	$361,932
979,543	Global Mortgage Securitization Ltd.(a),(g)	US0001M + 0.320%	0.4120	11/25/32	945,521
170,135	GMACM Mortgage Loan Trust 2005-AR6		3.1470	11/19/35	143,129
738,955	GreenPoint Mortgage Funding Trust 2005-AR4(g)	US0001M + 0.520%	0.6110	10/25/45	748,520
372,248	GreenPoint Mortgage Funding Trust 2005-AR5(g)	US0001M + 0.540%	0.6320	11/25/45	337,265
370,613	GreenPoint Mortgage Funding Trust 2005-AR5(g)	US0001M + 0.560%	0.6510	11/25/45	291,231
1,219,781	GreenPoint Mortgage Funding Trust 2006-AR2(g)	12MTA + 2.000%	2.1160	03/25/36	1,206,835
127,359	GreenPoint Mortgage Funding Trust 2006-AR3(g)	US0001M + 0.420%	0.5110	04/25/36	124,416
40	GreenPoint Mortgage Funding Trust Series 2006-AR5(g)	US0001M + 0.080%	0.1720	10/25/46	158
690,219	GreenPoint Mortgage Loan Trust 2004-1(g)	US0001M + 1.150%	1.2410	10/25/34	622,467
210,497	GSMPS Mortgage Loan Trust(a)		7.7500	05/19/27	210,265
580,276	GSMPS Mortgage Loan Trust 2001-2(a)		7.5000	06/19/32	581,224
61,913	GSR Mortgage Loan Trust 2003-1(g)	H15T1Y + 1.750%	1.8400	03/25/33	63,100
175,013	GSR Mortgage Loan Trust 2003-1		2.2310	03/25/33	169,551
154,953	GSR Mortgage Loan Trust 2003-3F		5.9740	04/25/33	159,340
213,796	GSR Mortgage Loan Trust 2003-4F		5.6750	05/25/33	213,006
13,707	GSR Mortgage Loan Trust 2004-10F		4.5000	09/25/34	13,764
55,872	GSR Mortgage Loan Trust 2004-13F		6.0000	11/25/34	58,131
3,079	GSR Mortgage Loan Trust 2004-14		2.8150	12/25/34	3,082
40,576	GSR Mortgage Loan Trust 2005-7F		5.5000	09/25/35	41,906
597	GSR Mortgage Loan Trust 2005-8F		5.0000	11/25/35	597
135,541	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/35	142,733
252,064	GSR Mortgage Loan Trust 2005-AR5		2.7250	10/25/35	252,238
19,849	GSR Mortgage Loan Trust 2005-AR6 Series 2005-AR6-1		2.8350	09/25/35	20,059
27,332	GSR Mortgage Loan Trust 2005-AR6		2.9490	09/25/35	27,561
79,042	GSR Mortgage Loan Trust 2005-AR7		2.8210	11/25/35	76,271
387,039	GSR Mortgage Loan Trust 2005-AR7		3.2130	11/25/35	369,186
28,512	GSR Mortgage Loan Trust 2007-1F		5.5000	01/25/37	33,176
708,255	GSR Mortgage Loan Trust 2007-1F		6.0000	01/25/37	608,464
2,506,924	GSR Mortgage Loan Trust 2007-3F		5.7500	05/25/37	3,836,533
104,313	GSR Mortgage Loan Trust 2007-4F		5.0000	07/25/37	137,180
8,014	GSR Mortgage Loan Trust 2007-AR1		1.8100	03/25/37	7,800
1,302,540	GSR Mortgage Loan Trust 2007-AR1		2.6620	03/25/37	1,222,597
90,627	HarborView Mortgage Loan Trust 2003-1		2.2000	05/19/33	75,957

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
570,231	HarborView Mortgage Loan Trust 2004-1		2.2770	04/19/34	$488,890
2,304,076	HarborView Mortgage Loan Trust 2004-8(g)	US0001M + 0.800%	0.8930	11/19/34	2,219,736
129,522	HarborView Mortgage Loan Trust 2004-9(g)	US0001M + 0.780%	0.8730	12/19/34	121,372
5,458	HarborView Mortgage Loan Trust 2005-1(g)	US0001M + 0.660%	0.7530	03/19/35	3,769
229,331	HarborView Mortgage Loan Trust 2005-14		2.6550	12/19/35	222,004
29,784	HarborView Mortgage Loan Trust 2005-14		2.7110	12/19/35	28,784
1,240,813	HarborView Mortgage Loan Trust 2005-16(g)	12MTA + 2.000%	2.1160	01/19/37	1,096,063
2,599,545	HarborView Mortgage Loan Trust 2005-2(g)	US0001M + 0.520%	0.6130	05/19/35	1,252,549
378,920	HarborView Mortgage Loan Trust 2005-4		2.6480	07/19/35	369,206
26,845	HarborView Mortgage Loan Trust 2005-8(g)	US0001M + 0.660%	0.7530	09/19/35	22,535
32,234	Impac CMB Trust Series 2003-11(g)	US0001M + 4.500%	4.5920	10/25/33	32,058
3,034	Impac CMB Trust Series 2003-8(g)	US0001M + 2.625%	2.7160	10/25/33	3,037
5,521	Impac CMB Trust Series 2003-8(g)	US0001M + 4.500%	4.5920	10/25/33	5,376
258,019	Impac CMB Trust Series 2004-10(g)	US0001M + 0.800%	0.8920	03/25/35	240,731
43,046	Impac CMB Trust Series 2004-10(g)	US0001M + 1.500%	1.5910	03/25/35	42,144
200,608	Impac CMB Trust Series 2004-10(g)	US0001M + 2.775%	2.8660	03/25/35	203,388
200,308	Impac Secured Assets Trust 2006-2(g)	US0001M + 1.650%	1.1910	08/25/36	201,087
167,830	IndyMac ARM Trust 2001-H1		2.2740	08/25/31	95,257
84,912	IndyMac IMSC Mortgage Loan Trust 2007-F3(d)		0.0000	09/25/37	55,875
129,467	IndyMac INDA Mortgage Loan Trust 2005-AR1		2.8800	11/25/35	126,507
31,054	IndyMac INDA Mortgage Loan Trust 2005-AR2		3.0360	01/25/36	30,436
107,357	IndyMac INDA Mortgage Loan Trust 2007-AR4		3.4750	08/25/37	108,629
203,429	IndyMac INDX Mortgage Loan Trust 2004-AR5(g)	US0001M + 0.860%	0.9520	08/25/34	193,405
2,323,658	IndyMac INDX Mortgage Loan Trust 2005-AR9		3.0080	07/25/35	2,310,685
207,474	IndyMac INDX Mortgage Loan Trust 2006-AR2(g)	US0001M + 0.420%	0.5110	02/25/46	166,202
135,471	IndyMac INDX Mortgage Loan Trust 2006-AR33		3.5300	01/25/37	132,471
1,225,580	Jefferies Resecuritization Trust 2009-R7(a)		2.7110	10/21/35	1,307,416
447,543	JP Morgan Alternative Loan Trust		5.0000	12/25/35	437,567
144,439	JP Morgan Alternative Loan Trust(e)		6.6900	05/25/36	145,520
74,538	JP Morgan Mortgage Trust 2004-S2		5.5000	11/25/24	75,010
306,443	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/34	306,140
2,606,610	JP Morgan Mortgage Trust 2005-A6		2.8630	08/25/35	2,547,214
1,070,439	JP Morgan Mortgage Trust 2005-A8		3.0480	11/25/35	990,494
266,490	JP Morgan Mortgage Trust 2006-A6		3.1370	10/25/36	236,970

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
77,735	JP Morgan Mortgage Trust 2007-A2		2.9720	04/25/37	$69,026
217,185	Lehman Mortgage Trust 2006-4		6.0000	08/25/21	212,600
488,321	Lehman Mortgage Trust 2006-7		4.8950	09/25/36	186,897
246,188	Lehman Mortgage Trust 2007-10		6.5000	01/25/38	118,137
182,197	Lehman Mortgage Trust 2007-3(d)		0.0000	03/25/37	141,554
844,754	Lehman XS Trust Series 2005-5N(g)	US0001M + 0.360%	0.4520	11/25/35	792,054
371,016	Lehman XS Trust Series 2006-2N(g)	US0001M + 0.520%	0.6110	02/25/46	341,156
25,691	Luminent Mortgage Trust 2006-7(g)	US0001M + 0.170%	0.2620	12/25/36	23,991
469,969	Luminent Mortgage Trust 2006-7(g)	US0001M + 0.360%	0.4520	12/25/36	442,603
767,399	Luminent Mortgage Trust 2007-2(g)	US0001M + 0.460%	0.5510	05/25/37	720,685
350,000	MASTR Adjustable Rate Mortgages Trust 2004-11(g)	US0001M + 2.250%	2.3420	11/25/34	351,606
1,252,157	MASTR Adjustable Rate Mortgages Trust 2004-14(g)	US0001M + 3.400%	3.4910	01/25/35	1,076,577
100,363	MASTR Adjustable Rate Mortgages Trust 2004-5		4.1250	06/25/34	103,537
1,149,549	MASTR Adjustable Rate Mortgages Trust 2005-6		2.6730	07/25/35	630,518
4,750,215	MASTR Adjustable Rate Mortgages Trust 2006-OA2(g)	12MTA + 0.800%	0.9270	12/25/46	4,244,173
460,396	MASTR Adjustable Rate Mortgages Trust 2006-OA2(g)	12MTA + 0.800%	0.9270	12/25/46	438,397
3,526,072	MASTR Adjustable Rate Mortgages Trust 2006-OA2(g)	12MTA + 0.850%	0.9770	12/25/46	3,216,697
2,104,507	MASTR Adjustable Rate Mortgages Trust 2006-OA2(g)	12MTA + 1.200%	1.3270	12/25/46	1,924,767
590,000	MASTR Adjustable Rate Mortgages Trust 2007-1		2.8920	11/25/36	441,837
43,848	MASTR Adjustable Rate Mortgages Trust 2007-1(g)	US0001M + 0.160%	0.2510	01/25/47	53,735
5,073,502	MASTR Adjustable Rate Mortgages Trust 2007-1(g)	12MTA + 0.740%	0.8560	01/25/47	10,169,006
183,638	MASTR Adjustable Rate Mortgages Trust 2007-3(g)	US0001M + 0.680%	0.7720	05/25/47	219,159
36,488	MASTR Alternative Loan Trust 2003-5		5.5000	07/25/33	37,801
19,696	MASTR Alternative Loan Trust 2004-10		6.0000	09/25/34	20,094
16,116	MASTR Alternative Loan Trust 2004-12		5.5000	12/25/34	16,752
741,695	MASTR Alternative Loan Trust 2004-13		5.5000	01/25/35	576,903
77,691	MASTR Alternative Loan Trust 2005-6(d)		0.0000	12/25/35	34,028
41,026	MASTR Alternative Loan Trust 2006-2(d)		0.0000	03/25/36	20,187
59,855	MASTR Asset Securitization Trust 2004-3		5.2500	03/25/24	60,005
115,021	MASTR Asset Securitization Trust 2004-9		5.2500	07/25/34	113,099
68,480	MASTR Seasoned Securitization Trust 2003-1(g)	US0001M + 0.400%	0.4920	02/25/33	65,565
147,568	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(a)		2.6100	10/20/29	136,218
90,575	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(a)		2.6100	10/20/29	83,601
455,132	Merrill Lynch Alternative Note Asset Trust Series		5.7500	05/25/37	463,822

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
410,886	Merrill Lynch Mortgage Backed Securities Trust		2.7980	04/25/37	$419,621
75,210	Merrill Lynch Mortgage Investors Trust MLMI Series		1.9060	03/25/33	64,417
172,605	Merrill Lynch Mortgage Investors Trust Series(d)		0.0000	08/25/36	26,201
134,565	Merrill Lynch Mortgage Investors Trust Series MLCC(g)	US0001M + 0.945%	1.0370	08/25/28	124,448
101,383	Merrill Lynch Mortgage Investors Trust Series MLCC(g)	US0001M + 2.250%	2.3420	08/25/28	90,313
946,011	Merrill Lynch Mortgage Investors Trust Series MLCC		1.9680	06/25/37	901,134
1,803,132	Merrill Lynch Mortgage Investors Trust Series MLMI		3.1590	09/25/35	1,670,478
20,319	Morgan Stanley Mortgage Loan Trust 2004-3		6.0000	04/25/34	21,533
378,554	Morgan Stanley Mortgage Loan Trust 2005-10		5.5000	12/25/35	307,298
192,163	Morgan Stanley Mortgage Loan Trust 2005-4		5.0000	08/25/35	192,151
145,016	Morgan Stanley Mortgage Loan Trust 2006-2		5.2500	07/25/21	141,253
19,630	Morgan Stanley Mortgage Loan Trust 2006-7		5.0000	07/25/21	16,079
10,097,372	Mortgage Loan Resecuritization Trust(a),(g)	US0001M + 0.340%	0.4320	04/16/36	9,336,258
3,745,886	MortgageIT Mortgage Loan Trust 2006-1(g)	US0001M + 0.400%	0.4920	04/25/36	3,088,021
239,923	MortgageIT Mortgage Loan Trust 2006-1(g)	US0001M + 0.460%	0.5510	04/25/36	230,865
402,650	MortgageIT Trust 2004-1(g)	US0001M + 3.225%	3.3160	11/25/34	406,677
12,278,780	New Residential Mortgage Loan Trust 2019-5(a),(c)		0.5000	08/25/59	356,085
17,257,197	New Residential Mortgage Loan Trust 2019-5(a),(c)		0.7500	08/25/59	750,688
329,389	New York Mortgage Trust 2006-1		2.7580	05/25/36	305,667
171,847	Nomura Asset Acceptance Corp Alternative Loan(g)	US0001M + 1.020%	1.1120	08/25/34	184,464
6,220	Nomura Asset Acceptance Corp Alternative Loan(e)		6.0710	10/25/34	6,306
76,417	Nomura Asset Acceptance Corp Alternative Loan		5.6880	07/25/35	77,846
263,320	Nomura Asset Acceptance Corp Alternative Loan		2.9900	12/25/35	260,922
452,676	Nomura Asset Acceptance Corp Alternative Loan		3.8430	06/25/36	457,767
84,085	Nomura Asset Acceptance Corp Alternative Loan(e)		5.9570	03/25/47	87,302
1,068,987	Nomura Asset Acceptance Corp Alternative Loan(e)		6.1380	03/25/47	1,109,730
187,608	NovaStar Mortgage Funding Trust Series 2006-MTA1(g)	US0001M + 0.380%	0.4710	09/25/46	183,382
302,860	Ocwen Residential MBS Corporation(a)		1.0240	06/25/39	164,439
506,214	PHHMC Series 2006-4 Trust		6.2930	12/18/36	509,536
217,789	Prime Mortgage Trust 2004-1		5.2500	08/25/34	221,867
104,523	Prime Mortgage Trust 2005-4		5.2500	07/25/21	104,463
14,037	Prime Mortgage Trust 2005-4		5.0000	10/25/35	14,028
2,629,163	Prime Mortgage Trust 2006-DR1(a)		5.5000	05/25/35	2,406,169
661,765	Prime Mortgage Trust 2006-DR1(a)		6.0000	05/25/35	598,515

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
151,253	PRPM 2019-GS1(a)		4.7500	10/25/24	$152,102
721,630	RALI Series 2004-QA4 Trust		0.3110	09/25/34	660,566
437,947	RALI Series 2004-QA4 Trust		3.2160	09/25/34	452,292
74,545	RALI Series 2004-QA6 Trust		3.0700	12/26/34	62,649
4,163,580	RALI Series 2005-QA11 Trust		4.1600	10/25/35	4,086,951
1,865,565	RALI Series 2005-QA12 Trust		4.3800	12/25/35	1,802,245
236,471	RALI Series 2005-QA2 Trust		3.5430	02/25/35	204,544
239,450	RALI Series 2005-QA3 Trust		2.3250	03/25/35	2
90,590	RALI Series 2005-QA4 Trust		4.0580	04/25/35	74,296
135,982	RALI Series 2005-QA6 Trust		3.7350	05/25/35	87,381
123,261	RALI Series 2005-QA8 Trust		3.5120	07/25/35	113,456
535,952	RALI Series 2005-QA8 Trust		3.5660	07/25/35	398,812
195,354	RALI Series 2005-QA9 Trust		3.1880	08/25/35	105,902
2,432,980	RALI Series 2005-QA9 Trust		3.4750	08/25/35	2,375,835
794,726	RALI Series 2005-QO4 Trust(g)	US0001M + 0.560%	0.6510	12/25/45	643,018
1,709,478	RALI Series 2005-QS5 Trust		5.7000	04/25/35	1,670,394
22,131	RALI Series 2006-QA1 Trust		5.3180	01/25/36	19,874
173,189	RALI Series 2006-QA2 Trust		5.4450	02/25/36	145,384
8,352,493	RALI Series 2006-QS11 Trust		6.5000	08/25/36	4,499,500
79,781	RALI Series 2006-QS12 Trust		5.0000	09/25/36	74,489
369,748	RALI Series 2007-QS4 Trust		6.2500	03/25/37	345,144
174,168	RAMP Series 2003-SL1 Trust		8.0000	04/25/31	177,813
632,268	RAMP Series 2004-SL1 Trust		6.5000	11/25/31	623,576
321,387	RAMP Series 2004-SL4 Trust		7.5000	07/25/32	199,310
168,055	RAMP Series 2005-SL1 Trust		7.5000	05/25/32	33,018
603,950	RAMP Series 2005-SL1 Trust		8.0000	05/25/32	472,030
294,281	RAMP Series 2005-SL2 Trust		8.0000	10/25/31	204,079
792,411	RBSGC Mortgage Loan Trust 2005-A		6.0000	04/25/35	784,578
1,709,063	RBSSP Resecuritization Trust 2009-6(a)		6.0000	08/26/35	1,070,444
161,822	Reperforming Loan REMIC Trust 2004-R1(a)		6.5000	11/25/34	161,933
661,381	Reperforming Loan REMIC Trust 2006-R2(a),(g)	US0001M + 0.420%	0.5110	07/25/36	614,177
288,384	Residential Asset Securitization Trust 2004-A2(g)	US0001M + 0.550%	0.6410	05/25/34	279,403
259,456	Residential Asset Securitization Trust 2006-A3CB(d)		0.0000	01/25/46	59,752
252,592	Residential Asset Securitization Trust 2006-A3CB(c)		6.0000	01/25/46	63,363

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
1,499,548	RFMSI Series 2005-SA1 Trust		2.6180	03/25/35	$1,276,301
4,564	RFMSI Series 2005-SA2 Trust		2.9300	06/25/35	4,576
1,185,398	RFMSI Series 2005-SA5 Trust		3.5420	11/25/35	1,135,761
2,435,606	RFMSI Series 2006-SA2 Trust		4.2700	08/25/36	2,225,230
163,434	RFMSI Series 2006-SA3 Trust		4.2580	09/25/36	154,717
236,519	RFMSI Series 2006-SA4 Trust		4.7050	11/25/36	229,493
256,215	Sequoia Mortgage Trust 2004-1(g)	US0001M + 0.825%	0.9180	02/20/34	213,456
120,433	Sequoia Mortgage Trust 2004-6(g)	US0001M + 0.750%	0.8430	07/20/34	114,267
238,954	Sequoia Mortgage Trust 2007-1		2.9850	01/20/47	206,492
78,375	Sofi Mortgage Trust 2016-1(a)		3.0000	11/25/46	78,176
59,868	Structured Adjustable Rate Mortgage Loan Trust		2.9640	03/25/34	60,204
2,092,692	Structured Adjustable Rate Mortgage Loan Trust(g)	US0001M + 0.405%	0.4970	06/25/34	1,984,463
8,484	Structured Adjustable Rate Mortgage Loan Trust		3.1210	09/25/34	8,663
351,624	Structured Adjustable Rate Mortgage Loan Trust(g)	US0001M + 0.310%	0.4020	07/25/35	259,680
311,839	Structured Adjustable Rate Mortgage Loan Trust		3.3250	04/25/47	317,938
318,340	Structured Asset Mortgage Investments II Trust		2.7560	10/19/34	310,809
259,365	Structured Asset Mortgage Investments II Trust(g)	US0001M + 0.400%	0.4930	02/19/35	249,237
1,679,330	Structured Asset Mortgage Investments II Trust(g)	US0001M + 0.400%	0.4920	02/25/36	1,467,869
713,323	Structured Asset Mortgage Investments II Trust(g)	US0001M + 0.460%	0.5510	02/25/36	681,965
173,521	Structured Asset Mortgage Investments II Trust(g)	US0001M + 0.460%	0.5510	02/25/36	162,119
4,889,311	Structured Asset Mortgage Investments II Trust		2.4560	05/25/36	1,754,943
172,903	Structured Asset Mortgage Investments II Trust		2.5900	05/25/36	109,118
85,427	Structured Asset Mortgage Investments II Trust(g)	US0001M + 0.150%	0.3920	02/25/37	82,796
820,930	Structured Asset Mortgage Investments II Trust(g)	US0001M + 0.260%	0.3520	03/25/37	336,541
1,205,974	Structured Asset Mortgage Investments II Trust(g)	US0001M + 0.460%	0.5510	05/25/45	1,011,941
438,983	Structured Asset Mortgage Investments II Trust(g)	US0001M + 0.420%	0.5110	05/25/46	390,439
1,936,655	Structured Asset Mortgage Investments II Trust(g)	US0001M + 0.420%	0.5110	05/25/46	1,208,022
740,242	Structured Asset Mortgage Investments Trust(g)	US0001M + 1.200%	1.2930	05/19/33	691,584
469,560	Structured Asset Sec Corp Mort Pass Thr Certs		6.5000	07/25/28	241,956
2,107	Structured Asset Sec Corp Mort Pass-thr Cert Ser		2.1190	07/25/32	2,030
1,740,175	Structured Asset Sec Corp Mort Passthr Certs Ser(b)		2.4630	01/25/34	1,193,481
117,732	Structured Asset Sec Mortgage Pass-Through		2.3150	11/25/32	118,204
145,735	Structured Asset Securities Corp Mortgage(e)		4.1310	08/25/33	151,330
293,353	Structured Asset Securities Corp Mortgage Loan(a)		2.8890	10/25/36	293,212

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
526,199	TBW Mortgage-Backed Pass-Through Certificates		6.5000	04/25/36	$452,807
1,398,419	TBW Mortgage-Backed Trust 2006-6(e)		5.6600	01/25/37	545,296
489,254	TBW Mortgage-Backed Trust Series 2006-2		6.0000	07/25/36	250,263
1,050,000	Terwin Mortgage Trust 2006-9HGA(a),(g)	US0001M + 0.560%	0.6510	10/25/37	450,468
421,568	Terwin Mortgage Trust 2007-6ALT(a),(g)	US0001M + 0.300%	0.3920	08/25/38	366,941
187,719	Thornburg Mortgage Securities Trust 2007-3(g)	US0012M + 1.250%	1.4930	06/25/47	188,548
1,874,116	Voyager CNTYW Delaware Trust(a)		0.3730	12/16/33	1,785,000
6,773,569	Voyager CNTYW Delaware Trust(a)		0.3130	02/16/36	6,039,064
1,902,648	Voyager CNTYW Delaware Trust(a)		0.3130	02/16/36	1,706,927
16,321,708	Voyager CNTYW Delaware Trust(a)		0.2730	05/16/36	14,527,842
162,620	Voyager OPTONE Delaware Trust(a),(c)		0.3410	02/25/38	48,926
2,360,655	Wachovia Mortgage Loan Trust, LLC Series 2005-A		2.8800	08/20/35	2,373,093
98,587	Wachovia Mortgage Loan Trust, LLC Series 2006-A		2.8590	05/20/36	101,350
43,201	Wachovia Mortgage Loan Trust, LLC Series 2006-A		2.9950	05/20/36	42,027
157,019	WaMu Mortgage Backed Pass Through Certificates		2.0960	12/19/39	151,315
39,349	WaMu Mortgage Backed Pass Through Certificates(a)		2.0960	12/19/39	33,932
69,403	WaMu Mortgage Backed Pass Through Certificates(a)		2.0960	12/19/39	56,925
52,444	WaMu Mortgage Backed Pass Through Certificates(a)		2.0960	12/19/39	47,763
151,217	WaMu Mortgage Pass-Through Certificates Series		2.4950	10/25/32	148,205
278,136	WaMu Mortgage Pass-Through Certificates Series		5.7500	01/25/33	283,932
487,943	WaMu Mortgage Pass-Through Certificates Series		2.5720	02/25/33	483,681
1,333,092	WaMu Mortgage Pass-Through Certificates Series		1.5300	06/25/33	782,929
261,998	WaMu Mortgage Pass-Through Certificates Series		2.7450	09/25/33	241,675
24,057	WaMu Mortgage Pass-Through Certificates Series		5.5000	07/25/34	25,524
72,473	WaMu Mortgage Pass-Through Certificates Series		3.2500	10/25/36	69,535
301,845	WaMu Mortgage Pass-Through Certificates Series		1.5390	11/25/41	269,884
27,407	WaMu Mortgage Pass-Through Certificates Series(a),(g)	12MTA + 1.400%	1.5160	06/25/42	6,173
289,827	WaMu Mortgage Pass-Through Certificates Series(g)	12MTA + 1.400%	1.5160	06/25/42	274,259
146,676	WaMu Mortgage Pass-Through Certificates Series(g)	12MTA + 1.400%	1.5160	06/25/42	136,222
145,240	WaMu Mortgage Pass-Through Certificates Series(g)	12MTA + 1.400%	1.5160	06/25/42	136,688
81,203	WaMu Mortgage Pass-Through Certificates Series(g)	12MTA + 1.400%	1.5160	08/25/42	78,428
2,768,421	WaMu Mortgage Pass-Through Certificates Series(g)	12MTA + 0.980%	1.0960	07/25/46	2,600,601
87,926	WaMu Pass Through Certificates Series 2002-AR12		2.3250	10/25/32	83,338
142,951	WaMu Pass Through Certificates Series 2002-AR12		2.3250	10/25/32	141,123

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 42.0% (Continued)
117,089	Washington Mutual Mortgage Pass-Through		5.5000	03/25/35	$119,013
2,394,785	Washington Mutual Mortgage Pass-Through(g)	US0001M + 0.500%	0.5920	02/25/36	2,059,542
407,106	Washington Mutual Mortgage Pass-Through		6.0000	03/25/36	363,293
405,119	Washington Mutual Mortgage Pass-Through		6.0000	04/25/37	404,504
71,995	Washington Mutual Mortgage Pass-Through(g)	12MTA + 0.940%	1.0560	04/25/46	67,378
473,823	Washington Mutual Mortgage Pass-Through(g)	12MTA + 0.940%	1.0560	07/25/46	328,144
813,195	Washington Mutual Mortgage Pass-Through(g)	12MTA + 0.960%	1.0760	08/25/46	545,831
63,422	Washington Mutual Mortgage Pass-Through(g)	12MTA + 0.850%	0.9660	10/25/46	57,190
48,773	Washington Mutual MSC Mortgage Pass-Through(a)		6.5000	10/19/29	48,336
48,773	Washington Mutual MSC Mortgage Pass-Through(a)		6.5000	10/19/29	48,297
89,929	Washington Mutual MSC Mortgage Pass-Through		3.3820	02/25/33	91,946
77,781	Washington Mutual MSC Mortgage Pass-Through		5.7500	03/25/33	78,204
54,643	Washington Mutual MSC Mortgage Pass-Through		7.5000	04/25/33	56,216
797,379	Washington Mutual MSC Mortgage Pass-Through		2.3850	05/25/33	789,412
872,466	Washington Mutual MSC Mortgage Pass-Through		6.9980	07/25/33	861,975
136,872	Wells Fargo Alternative Loan 2007-PA2 Trust		5.5000	06/25/22	136,305
70,941	Wells Fargo Mortgage Backed Securities 2003-I		2.7040	09/25/33	55,654
47,320	Wells Fargo Mortgage Backed Securities 2004-K		2.6150	07/25/34	46,788
78,509	Wells Fargo Mortgage Backed Securities 2004-K		2.6150	07/25/34	77,627
10,286	Wells Fargo Mortgage Backed Securities 2006-20		5.5000	12/25/21	10,250
					236,678,725
	HOME EQUITY — 13.5%
3,301,085	ABFS Mortgage Loan Trust 2002-1(e)		7.0100	12/15/32	3,326,779
1,194,844	ABFS Mortgage Loan Trust 2003-1(g)	US0001M + 2.250%	2.3230	08/15/33	1,183,310
649,834	Accredited Mortgage Loan Trust 2003-3(e)		5.2100	01/25/34	678,565
892,823	Accredited Mortgage Loan Trust 2005-1(g)	US0001M + 3.300%	3.3910	04/25/35	924,814
25,808	ACE Securities Corp Home Equity Loan Trust Series(g)	US0001M + 1.275%	1.3660	08/25/32	24,536
342,628	ACE Securities Corp Home Equity Loan Trust Series(a),(g)	US0001M + 5.250%	5.3420	07/25/34	338,112
1,531,310	ACE Securities Corp Home Equity Loan Trust Series(g)	US0001M + 3.500%	3.5920	05/25/35	1,633,256
9,078	ACE Securities Corp Home Equity Loan Trust Series(g)	US0001M + 0.070%	0.1610	11/25/36	4,676
243,640	ACE Securities Corp Home Equity Loan Trust Series(g)	US0001M + 0.180%	0.2720	02/25/37	136,495
58,518	AFC Home Equity Loan Trust(g)	US0001M + 0.720%	0.8120	09/22/28	57,955
519,808	AFC Trust Series 2000-2(g)	US0001M + 0.700%	0.7910	06/25/30	493,700
1,264,494	AFC Trust Series 2000-2(g)	US0001M + 0.790%	0.8810	06/25/30	1,209,310

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	HOME EQUITY — 13.5% (Continued)
168,877	AFC Trust Series 2000-3(a),(g)	US0001M + 0.640%	0.7310	10/25/30	$164,379
985,392	AFC Trust Series 2000-3(a),(g)	US0001M + 0.750%	0.8420	10/25/30	941,218
60,888	Ameriquest Mortgage Securities Asset-Backed(g)	US0001M + 2.850%	2.9410	08/25/32	61,206
261,174	Ameriquest Mortgage Securities Asset-Backed(g)	US0001M + 4.500%	3.4790	01/25/33	265,266
1,468,663	Amresco Residential Securities Corp Mort Loan(g)	US0001M + 0.750%	1.3420	11/25/29	1,486,250
127,621	Amresco Residential Securities Corp Mortgage Loan(e)		7.3920	10/25/27	131,435
1,980,836	Asset Backed Securities Corp Home Equity Loan(g)	US0001M + 5.250%	5.3230	01/15/33	2,014,111
208,031	Asset Backed Securities Corp Home Equity Loan(g)	US0001M + 3.525%	3.5980	06/15/33	211,025
601,270	Asset Backed Securities Corp Home Equity Loan(g)	US0001M + 6.375%	4.2100	09/15/33	604,739
8,582	Asset Backed Securities Corp Home Equity Loan(g)	US0001M + 0.080%	0.1720	05/25/37	6,791
337,436	Bayview Financial Asset Trust 2007-SSR1(a),(g)	US0001M + 0.800%	0.8920	03/25/37	322,612
199,329	Bayview Financial Asset Trust 2007-SSR1(a),(g)	US0001M + 1.150%	1.2410	03/25/37	193,576
61,820	Bayview Financial Mortgage Pass-Through(g)	US0001M + 2.850%	2.9450	08/28/44	63,075
9,082,000	Bear Stearns Asset Backed Securities I Trust(g)	US0001M + 6.000%	6.0910	10/25/34	9,781,154
148,728	Bear Stearns Asset Backed Securities I Trust(g)	US0001M + 4.650%	4.7410	12/25/34	159,317
572,024	Bear Stearns Asset Backed Securities I Trust(g)	US0001M + 2.550%	2.6420	05/25/35	580,264
3,547,332	Bear Stearns Asset Backed Securities I Trust(a),(g)	US0001M + 4.500%	4.5920	08/25/35	3,827,406
851,258	Bear Stearns Asset Backed Securities I Trust(g)	US0001M + 0.320%	0.4120	08/25/36	820,453
277,663	Bear Stearns Asset Backed Securities I Trust(g)	US0001M + 0.270%	0.3620	01/25/37	899,990
101,029	Bear Stearns Asset Backed Securities I Trust(g)	US0001M + 0.320%	0.4120	03/25/37	92,776
35,350	Bear Stearns Second Lien Trust 2007-1(g)	US0001M + 0.440%	0.5320	08/25/37	33,330
166,554	Centex Home Equity Loan Trust 2004-C(g)	US0001M + 0.795%	0.8860	06/25/34	161,378
332,914	Centex Home Equity Loan Trust 2004-D(e)		6.0600	09/25/34	351,482
523,534	Citigroup Mortgage Loan Trust 2007-OPX1(e)		5.8630	01/25/37	272,666
23,871	Citigroup Mortgage Loan Trust, Inc.(g)	US0001M + 2.400%	2.4910	12/25/33	24,201
163	Countrywide Asset-Backed Certificates(b)		5.0910	05/25/32	160
1,430	Countrywide Asset-Backed Certificates(b)		5.8340	07/25/34	1,427
54,326	Countrywide Asset-Backed Certificates(e)		5.2520	02/25/35	54,212
808,767	Countrywide Home Equity Loan Trust(g)	US0001M + 0.150%	0.2230	11/15/36	709,805
37,003	Countrywide Home Equity Loan Trust(g)	US0001M + 0.150%	0.2230	11/15/36	32,976
788,720	Credit Suisse First Boston Mortgage Securities(g)	US0001M + 0.740%	0.8310	08/25/32	772,059
578,775	Credit Suisse First Boston Mortgage Securities(g)	US0001M + 3.250%	3.3410	04/25/34	587,618
1,725,000	Credit Suisse Seasoned Loan Trust 2006-1(a),(g)	US0001M + 0.550%	0.6410	10/25/34	1,632,634
8,855	CWABS Revolving Home Equity Loan Trust Series(g)	US0001M + 0.290%	0.3630	12/15/33	8,697

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	HOME EQUITY — 13.5% (Continued)
99,557	CWABS Revolving Home Equity Loan Trust Series(g)	US0001M + 0.280%	0.3530	02/15/34	$97,689
71,691	CWABS Revolving Home Equity Loan Trust Series(g)	US0001M + 0.280%	0.3530	02/15/34	68,100
4,583,880	CWHEQ Home Equity Loan Trust Series 2006-S5		6.1550	06/25/35	5,539,739
794,734	CWHEQ Revolving Home Equity Loan Trust Series(g)	US0001M + 0.240%	0.3130	02/15/36	751,713
1,258,492	CWHEQ Revolving Home Equity Loan Trust Series(g)	US0001M + 0.340%	0.4130	02/15/36	1,192,500
1,476,410	CWHEQ Revolving Home Equity Loan Trust Series(g)	US0001M + 0.200%	0.2730	05/15/36	1,399,977
86,766	CWHEQ Revolving Home Equity Loan Trust Series(g)	US0001M + 0.140%	0.2130	01/15/37	83,589
398,040	FirstCity Capital Home Equity Loan Trust 1998-2(a),(g)	US0001M + 1.600%	1.6910	01/25/29	394,771
290,559	GMACM Home Equity Loan Trust 2004-HE1(g)	US0001M + 0.500%	0.6090	06/25/34	285,612
87,943	GMACM Home Equity Loan Trust 2004-HE3(a),(g)	US0001M + 0.500%	0.5920	10/25/34	83,999
8,895	GMACM Home Equity Loan Trust 2005-HE1(a),(g)	US0001M + 0.500%	0.5920	08/25/35	13,527
2,209,224	GMACM Home Equity Loan Trust 2007-HE2(g)	US0001M + 0.140%	0.2320	12/25/37	2,120,528
1,756,738	GMACM Home Equity Loan Trust 2007-HE2(e)		7.4240	12/25/37	1,830,527
547,645	GMACM Mortgage Loan Trust 2004-GH1(e)		5.5000	07/25/35	381,018
72,202	GreenPoint Home Equity Loan Trust 2004-4(g)	US0001M + 0.560%	0.3530	08/15/30	71,379
591,557	GSAA Home Equity Trust 2005-2(g)	US0001M + 2.175%	2.2660	12/25/34	651,344
22,243	GSAA Trust 2004-3(e)		6.7200	04/25/34	22,865
56,790	Home Equity Asset Trust(g)	US0001M + 1.500%	1.5910	03/25/33	57,311
18,412	Home Equity Asset Trust 2002-2(g)	US0001M + 2.600%	2.6920	06/25/32	28,588
13,011	Home Equity Mortgage Trust 2007-1(g)	US0001M + 0.340%	0.4310	05/25/37	12,401
135,108	IMC Home Equity Loan Trust 1998-5(e)		6.0510	12/20/29	141,810
71,617	Irwin Home Equity Loan Trust 2004-1(g)	US0001M + 1.875%	1.9660	12/25/34	70,277
893,256	Irwin Home Equity Loan Trust 2006-P1(a),(g)	US0001M + 0.280%	0.3710	12/25/36	861,186
1,220,368	Irwin Home Equity Loan Trust 2006-P1(a),(e)		6.3000	06/25/37	1,246,693
470,603	MAFI II Remic Trust 1999-A(a), (b)		8.0000	03/20/25	480,198
444,664	Mastr Asset Backed Securities Trust 2003-NC1(g)	US0001M + 5.250%	4.3190	04/25/33	459,568
15,801	Mastr Asset Backed Securities Trust 2004-WMC2(g)	US0001M + 3.225%	3.3160	04/25/34	17,314
916,421	Mastr Asset Backed Securities Trust 2005-NC2(g)	US0001M + 0.500%	0.5920	11/25/35	660,433
1,467,147	Mastr Asset Backed Securities Trust 2005-NC2(g)	US0001M + 0.700%	0.7910	11/25/35	1,073,871
84,341	Merrill Lynch Mortgage Investors Trust Series(g)	US0001M + 3.075%	3.1660	10/25/35	85,261
5,668,784	Merrill Lynch Mortgage Investors Trust Series(a),(g)	US0001M + 1.125%	1.2170	08/25/36	6,277,711
133,689	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(g)	US0001M + 3.150%	3.2420	09/25/33	135,278
2,274	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE4(g)	US0001M + 0.110%	0.2010	02/25/37	984
92,733	Morgan Stanley Dean Witter Capital I Inc Trust(g)	US0001M + 2.100%	2.1920	02/25/32	92,996

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	HOME EQUITY — 13.5% (Continued)
112,842	Morgan Stanley Mortgage Loan Trust 2006-16AX(g)	US0001M + 0.170%	0.2620	11/25/36	$45,024
1,787,945	Morgan Stanley Mortgage Loan Trust 2007-8XS(b)		6.0000	04/25/37	1,468,586
124,811	New Century Home Equity Loan Trust 2003-6(g)	US0001M + 1.080%	1.1720	01/25/34	124,776
55,728	New Century Home Equity Loan Trust Series 2005-A-A4W(e)		4.7000	08/25/35	56,107
887,520	Option One Mortgage Loan Trust 2007-FXD1(e)		5.8660	01/25/37	891,189
357,946	Option One Mortgage Loan Trust 2007-FXD2(e)		6.1020	03/25/37	365,531
360,975	RAAC Series 2004-SP1 Trust(e)		5.6180	03/25/34	365,089
13,646	RASC Series 2003-KS4 Trust(e)		4.6700	06/25/33	13,916
2,742,835	RASC Series 2004-KS11 Trust(g)	US0001M + 1.000%	1.5910	12/25/34	2,834,485
67,659	Renaissance Home Equity Loan Trust 2002-4(e)		7.5720	03/25/33	65,400
726,064	Renaissance Home Equity Loan Trust 2004-2(g)	US0001M + 0.960%	1.0510	07/25/34	698,334
213,301	Renaissance Home Equity Loan Trust 2004-3(e)		5.3240	11/25/34	216,609
329,454	Renaissance Home Equity Loan Trust 2005-4(e)		5.8250	02/25/36	332,998
41,274	Saco I Trust 2007-1(g)	US0001M + 0.320%	0.4120	01/25/37	41,436
65,724	Saco I Trust 2007-2(g)	US0001M + 0.320%	0.4120	02/25/37	66,011
38,173,487	Soundview Home Loan Trust 2007-OPT4(b),(c)		0.5800	09/25/37	1,216,780
779,825	Structured Asset Securities Corp Mortgage Pass		3.3750	08/25/31	762,100
431,376	Terwin Mortgage Trust 2004-1HE(a),(g)	US0001M + 2.475%	2.5670	02/25/34	421,913
69,850	Terwin Mortgage Trust 2006-10SL(a), (b)		4.7500	10/25/37	39,054
1,414,796	Terwin Mortgage Trust 2006-4SL(a), (b)		4.5000	05/25/37	917,416
1,888,486	Terwin Mortgage Trust 2006-6(a), (b)		0.3450	07/25/37	1,034,644
19,853	United National Home Loan Owner Trust 1999-1(e)		6.9100	03/25/25	19,758
57,043	Wells Fargo Home Equity Asset-Backed Securities(b)		4.9800	04/25/34	58,698
					76,027,807
	MANUFACTURED HOUSING — 2.3%
754	ACE Securities Corp Manufactured Housing Trust(a), (b)		6.5000	08/15/30	754
2,765,525	Conseco Finance Corporation(b)		7.0200	10/15/27	2,842,757
414,287	Conseco Finance Corporation(b)		7.5300	03/15/28	425,861
3,557,047	Conseco Finance Corporation(b)		7.5400	06/15/28	3,721,816
520,361	Conseco Finance Corporation(b)		6.9400	12/01/28	534,601
408,780	Conseco Finance Corporation(b)		7.5000	03/01/30	226,141
27,689	Credit-Based Asset Servicing and Securitization,(a),(e)		6.2500	10/25/36	28,095
2,206,918	Deutsche Financial Capital Securitization, LLC		7.2750	04/15/28	2,284,301

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	MANUFACTURED HOUSING — 2.3% (Continued)
16,380	MERIT Securities Corporation(e)		7.6300	07/28/33	$16,821
12,273	Mid-State Capital Trust 2010-1(a)		5.2500	12/15/45	12,524
14,779	Oakwood Mortgage Investors, Inc. (b)		7.3250	02/15/28	14,648
1,751,400	Oakwood Mortgage Investors, Inc.(a), (b)		7.4150	01/15/29	1,835,429
95,447	Oakwood Mortgage Investors, Inc.		5.1900	06/15/32	97,449
835,326	Origen Manufactured Housing Contract Trust 2007-A(b)		2.7570	04/15/37	802,839
39,000	Origen Manufactured Housing Contract Trust 2007-B(a),(g)	US0001M + 1.200%	1.2730	10/15/37	38,853
12,245	UCFC Manufactured Housing Contract		6.2270	01/15/30	12,572
					12,895,461
	NON AGENCY CMBS — 11.3%
565,000	Banc of America Commercial Mortgage Trust		3.1670	09/15/48	368,490
841,605	Banc of America Commercial Mortgage Trust 2006-4(b)		5.7540	07/10/46	828,981
6,440,728	Banc of America Commercial Mortgage Trust 2007-1(b)		5.5230	01/15/49	4,061,957
467,914	Bear Stearns Asset Backed Securities Trust 2003-3(g)	US0001M + 1.230%	1.3210	06/25/43	468,606
213,673	Bear Stearns Commercial Mortgage Securities Trust(a), (b)		6.1670	04/12/38	214,066
920,527	Bear Stearns Commercial Mortgage Securities Trust(a)		5.4120	12/11/38	708,805
2,295,475	Bear Stearns Commercial Mortgage Securities Trust(a), (b)		5.9300	06/11/40	2,078,782
877,358	Bear Stearns Commercial Mortgage Securities Trust(a), (b)		5.7500	09/11/41	826,556
1,223,000	Bear Stearns Commercial Mortgage Securities Trust 2007-T26AJ(b)		5.5400	01/12/45	1,013,940
2,327,963	CD 2005-CD1 Commercial Mortgage Trust(a), (b)		5.3710	07/15/44	2,240,665
416,648	CD 2007-CD5 Mortgage Trust(a), (b)		6.5820	11/15/44	410,398
19,067,848	CFCRE Commercial Mortgage Trust Series 2017-C8 Class X-A(b),(c)		1.7550	06/15/50	1,241,038
781,000	COMM 2010-C1 Mortgage Trust(a), (b)		5.9370	07/10/46	795,032
25,175	Credit Suisse Commercial Mortgage Trust Series(a), (b)		5.7970	01/15/49	24,910
53,033	Credit Suisse First Boston Mortgage Securities(a), (b)		4.2310	05/15/38	53,505
2,935,145	CSMC 2014-USA OA, LLC(a), (b) ,(c)		0.6860	09/15/37	58,921
56,788	GMAC Commercial Mortgage Securities Inc Series(b)		5.3490	11/10/45	55,084
1,634,855	Greenwich Capital Commercial Mortgage Trust(a), (b)		5.6580	03/18/49	1,417,746
2,500,000	GS Mortgage Securities Corporation II(a),(g)	US0001M + 1.300%	1.6230	09/15/31	2,315,919
760,000	GS Mortgage Securities Corporation II(a),(g)	US0001M + 2.500%	2.8230	09/15/31	585,205
37,516	GS Mortgage Securities Trust 2010-C1(a)		4.5920	08/10/43	37,515
1,500,000	GS Mortgage Securities Trust 2010-C1(a)		5.1480	08/10/43	1,507,520
3,000,000	GS Mortgage Securities Trust 2010-C1(a), (b)		5.6350	08/10/43	2,810,083

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	NON AGENCY CMBS — 11.3% (Continued)
3,500,000	GS Mortgage Securities Trust 2010-C1(a), (b)		6.1850	08/10/43	$2,624,197
1,228,962	GS Mortgage Securities Trust 2011-GC5(a), (b)		5.2090	08/10/44	1,228,441
481,000	GS Mortgage Securities Trust 2011-GC5(a), (b)		5.4280	08/10/44	264,560
169,288	Impac CMB Trust Series 2004-8(g)	US0001M + 1.575%	1.6670	08/25/34	170,355
1,228,000	JP MORGAN CHASE COMMERCIAL MORTGAGE ADJ% 02/15/46(a), (b)		5.7070	02/15/46	744,834
2,335,391	JP Morgan Chase Commercial Mortgage Securities(a)		3.9100	05/05/30	2,037,763
4,700,000	JP Morgan Chase Commercial Mortgage Securities(a),(g)	US0001M + 4.250%	4.3230	11/15/31	1,794,643
1,613,753	JP Morgan Chase Commercial Mortgage Securities(a), (b)		6.6290	07/12/35	1,603,110
74,762	JP Morgan Chase Commercial Mortgage Securities(b)		5.6850	07/15/41	74,896
1,000,000	JP Morgan Chase Commercial Mortgage Securities(a), (b)		5.0750	11/15/43	998,940
1,342,000	JP Morgan Chase Commercial Mortgage Securities(a), (b)		5.8740	11/15/43	1,338,511
1,300,000	JP Morgan Chase Commercial Mortgage Securities 2010-C2 D(a), (b)		5.8740	11/15/43	1,270,754
2,000,000	JP Morgan Chase Commercial Mortgage Securities(a), (b)		5.8740	11/15/43	1,385,006
1,530,202	JP Morgan Chase Commercial Mortgage Securities(b)		5.4890	12/12/43	1,116,313
1,277,342	JP Morgan Chase Commercial Mortgage Securities(a), (b)		5.0130	02/15/46	1,300,683
107,000	JP Morgan Chase Commercial Mortgage Securities(b)		4.3050	04/15/46	81,482
200,804	JP Morgan Chase Commercial Mortgage Securities(a), (b)		5.5750	07/15/46	201,716
2,058,000	JP Morgan Chase Commercial Mortgage Securities(a), (b)		5.7130	07/15/46	2,065,337
500,000	JP Morgan Chase Commercial Mortgage Securities(a), (b)		5.6110	08/15/46	500,931
3,996,596	JP Morgan Chase Commercial Mortgage Securities 2006-LDP9 A-MS		5.3370	05/15/47	3,451,056
978,252	JP Morgan Chase Commercial Mortgage Securities(b)		0.0000	01/15/49	133,297
32,278	JP Morgan Chase Commercial Mortgage Securities(b)		6.1010	02/12/49	36,775
138,357	LB Commercial Mortgage Trust 2007-C3(a),(g)	US0001M + 0.350%	0.4320	07/15/44	135,632
840,847	LBSBC NIM Company 2005-2(a)		7.8600	09/27/30	1,146,869
64,671	LB-UBS Commercial Mortgage Trust 2004-C4(a), (b)		8.5630	06/15/36	64,534
3,724	LB-UBS Commercial Mortgage Trust 2008-C1(b)		6.2720	04/15/41	3,725
66,970	Merrill Lynch Mortgage Trust 2005-CKI1(a), (b)		5.3420	11/12/37	53,911
408,238	Merrill Lynch Mortgage Trust 2006-C1(b)		6.4980	05/12/39	397,495
891,252	ML-CFC Commercial Mortgage Trust 2007-9(b)		6.1930	09/12/49	855,141
478,930	ML-CFC Commercial Mortgage Trust 2007-9(b)		6.2220	09/12/49	459,513
2,989,230	Morgan Stanley Capital I Trust 2006-TOP21(a), (b)		5.6770	10/12/52	3,082,280
162,757	Morgan Stanley Capital I Trust 2011-C2 Series 2011-C2 D(a), (b)		5.4200	06/15/44	154,779
545,000	Morgan Stanley Capital I Trust 2011-C2(a), (b)		5.4200	06/15/44	414,094
60,000	Morgan Stanley Capital I Trust 2012-C4(a), (b)		5.2130	03/15/45	60,620

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	NON AGENCY CMBS — 11.3% (Continued)
8,000,000	TMSQ 2014-1500 Mortgage Trust(a), (b) ,(c)		0.2830	10/10/36	$44,560
163,000	UBS Commercial Mortgage Trust 2012-C1(a), (b)		5.7540	05/10/45	156,164
265,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 E(a), (b)		6.2820	01/10/45	101,446
2,494,477	Wachovia Bank Commercial Mortgage Trust Series(a), (b)		5.3100	01/15/41	2,476,502
1,371,386	Wachovia Bank Commercial Mortgage Trust Series(a), (b)		5.2740	10/15/44	1,321,459
3,000,000	XCALI 2020-5 Mortgage Trust(a),(g)	US0001M + 3.250%	4.2500	10/15/23	3,017,793
1,000,000	XCALI 2020-5 Mortgage Trust(a),(g)	US0001M + 8.250%	9.2500	10/15/23	1,007,244
					63,501,085
	OTHER ABS — 2.6%
130,139	AFC Trust Series 2000-4(a),(g)	US0001M + 0.770%	0.8620	01/25/31	127,622
361,538	Global Container Assets Ltd.(a)		4.5000	02/05/30	362,539
3,837,581	Legal Fee Funding 2006-1, LLC(a)		8.0000	07/20/36	3,973,972
30,175,837	Mastr Adjustable Rate Mortgages Trust 2007-3 22A2 (g),(h),(i),(j)	US0001M + 0.420%	0.3186	5/25/2047	3,400,000
535,155	Mosaic Solar Loans 2017-1, LLC(a)		0.0000	06/20/42	512,369
288,085	Oakwood Mortgage Investors, Inc.(a)		8.4500	10/15/26	288,384
3,623,068	PEAR 2020-1, LLC(a)		3.7500	12/15/32	3,622,241
2,506,567	SolarCity LMC Series III, LLC(a)		5.4400	07/20/44	2,521,048
					14,808,175
	RESIDENTIAL MORTGAGE — 6.3%
992,136	Ameriquest Mortgage Securities Asset-Backed(g)	US0001M + 2.760%	2.8510	05/25/34	1,008,831
76,612	Bear Stearns Asset Backed Securities Trust(b)	US0001M + 0.900%	0.9920	12/25/33	75,219
72,651	Bear Stearns Asset Backed Securities Trust(b)		3.0570	07/25/36	73,014
76,220	Bear Stearns Asset Backed Securities Trust		5.5000	08/25/36	76,848
332,370	Bear Stearns Asset Backed Securities Trust(g)	12MTA + 0.980%	1.0960	10/25/36	126,173
387,659	Bear Stearns Asset Backed Securities Trust		6.0000	10/25/36	260,572
277,237	Bear Stearns Asset Backed Securities Trust(g)	US0001M + 3.150%	3.2420	11/25/39	282,327
550,000	Bear Stearns Asset Backed Securities Trust(g)	US0001M + 3.150%	3.2420	12/25/42	572,167
47,842	Bear Stearns Asset Backed Securities Trust(d)		0.0000	09/25/46	33,935
221,789	Bear Stearns Asset Backed Securities Trust		5.5000	09/25/46	223,503
74,534	Chase Funding Trust Series 2003-6(e)		4.9730	11/25/34	78,323
12,725	Citicorp Residential Mortgage Trust Series 2006-1(e)		4.9490	07/25/36	12,751
146,393	Citigroup Mortgage Loan Trust, Inc.(g)	US0001M + 2.625%	2.7160	11/25/34	921,614
14,267	Citigroup Mortgage Loan Trust, Inc.(e)		5.5300	11/25/34	14,463
452,008	Countrywide Asset-Backed Certificates(g)	US0001M + 2.625%	2.7160	10/25/33	461,331

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	RESIDENTIAL MORTGAGE — 6.3% (Continued)
2,003,088	Countrywide Asset-Backed Certificates(g)	US0001M + 0.660%	0.7520	11/25/33	$1,925,275
668,199	Countrywide Asset-Backed Certificates(e)		4.1160	01/25/37	671,202
1,164,981	Countrywide Asset-Backed Certificates(g)	US0001M + 0.500%	0.5920	05/25/37	994,443
571,000	Credit-Based Asset Servicing and(a),(e)		4.8750	12/25/37	637,413
17,678	Credit-Based Asset Servicing and Securitization,(a), (b)		5.7960	02/03/29	13,851
33,280	Credit-Based Asset Servicing and Securitization,(g)	US0001M + 2.850%	2.9410	06/25/32	33,353
384,696	Credit-Based Asset Servicing and Securitization,(a),(g)	US0001M + 1.600%	1.6910	09/25/35	389,435
331,401	Credit-Based Asset Servicing and Securitization,(e)		3.1140	12/25/36	333,722
753,596	Credit-Based Asset Servicing and Securitization,(a),(g)	US0001M + 0.460%	0.5510	02/25/37	637,017
553,042	CSFB Mortgage-Backed Pass-Through Certificates(g)	US0001M + 4.000%	4.0920	02/25/32	585,361
6,701	CWABS Asset-Backed Certificates Trust 2004-15(e)		4.5670	05/25/35	6,731
25,929	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1-AF5A(e)		5.1590	07/25/35	26,299
111,158	CWABS Asset-Backed Certificates Trust 2005-16(b)		4.4040	05/25/36	112,467
286,271	CWABS Asset-Backed Certificates Trust 2005-17(e)		4.0200	05/25/36	288,038
532,730	Equity One Mortgage Pass-Through Trust 2002-1(b)		6.2820	08/25/32	541,712
209,469	Finance America Mortgage Loan Trust 2004-3(g)	US0001M + 0.945%	1.0370	11/25/34	204,313
195,762	Finance America Mortgage Loan Trust 2004-3(g)	US0001M + 1.020%	1.1120	11/25/34	190,461
190,049	First Franklin Mortgage Loan Trust 2003-FF3(g)	US0001M + 0.750%	1.2170	07/25/33	175,377
1,452,838	Fremont Home Loan Trust 2002-2(g)	US0001M + 1.725%	1.8160	10/25/33	1,473,889
35,506	Fremont Home Loan Trust 2004-B(g)	US0001M + 3.000%	3.0920	05/25/34	38,182
51,408	Fremont Home Loan Trust 2005-A(g)	US0001M + 0.735%	0.8260	01/25/35	51,060
650,000	Fremont Home Loan Trust 2005-E(g)	US0001M + 0.675%	0.7670	01/25/36	589,969
45,218	GSAMP Trust 2003-SEA2(e)		5.4210	07/25/33	45,713
124,398	GSAMP Trust 2004-HE1(g)	US0001M + 0.825%	0.9160	05/25/34	121,379
1,434,972	GSRPM Mortgage Loan Trust Series 2004-1(a),(g)	US0001M + 3.750%	3.8410	09/25/42	1,453,038
799,561	Lehman XS Trust 2007-3(g)	US0001M + 0.320%	0.4120	03/25/37	718,439
3,486,972	Lehman XS Trust Series 2005-4(g)	US0001M + 0.750%	0.8420	10/25/35	4,642,982
144,926	Park Place Securities Inc Asset-Backed(g)	US0001M + 0.975%	1.0660	10/25/34	146,932
168,047	PFCA Home Equity Investment Trust(a), (b)		4.2640	01/22/35	173,477
361,785	PFCA Home Equity Investment Trust(a), (b)		3.4070	08/25/35	361,001
3,080,000	RAAC Series 2005-RP2 Trust(a),(g)	US0001M + 2.000%	2.0910	06/25/35	3,123,672
2,759,324	RAAC Series 2006-RP1 Trust(g)	US0001M + 1.875%	1.9670	10/25/45	2,879,865
770,724	RAMP Series 2004-SL3 Trust		8.5000	12/25/31	500,644
522,642	RASC Series 2006-KS9 Trust(g)	US0001M + 0.160%	0.2510	11/25/36	566,800

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.0% (Continued)
	RESIDENTIAL MORTGAGE — 6.3% (Continued)
177,084	RFSC Series 2002-RP2 Trust(a),(g)	US0001M + 1.500%	1.5910	10/25/32	$172,509
12,120	SACO I Trust 2005-9(g)	US0001M + 0.690%	0.7810	12/25/35	133,187
102,924	SACO I Trust 2005-WM2(g)	US0001M + 0.825%	0.9160	07/25/35	104,202
104,357	SACO I Trust 2006-6(g)	US0001M + 0.260%	0.3520	06/25/36	102,909
3,330,000	SASCO ARC NIM 2003-5 20330627(a)		6.0000	06/27/33	3,105,000
95,493	Soundview Home Loan Trust 2004-1(g)	US0001M + 2.925%	3.0170	07/25/34	93,211
739,165	Soundview Home Loan Trust 2004-1(g)	US0001M + 4.875%	4.9660	07/25/34	761,354
525,000	Structured Asset Securities Corp Mortgage(e)		5.7500	05/25/34	594,879
94,326	Structured Asset Securities Corp Mortgage Loan(g)	US0001M + 0.630%	0.7220	05/25/35	92,749
454,478	Structured Asset Securities Corp Mortgage Loan(g)	US0001M + 0.900%	0.9920	05/25/35	431,385
470,541	Structured Asset Securities Corp Mortgage Loan(g)	US0001M + 0.945%	1.0370	05/25/35	437,273
357,135	Structured Asset Securities Corp Mortgage Loan(g)	US0001M + 0.990%	1.0820	05/25/35	334,771
145,141	Structured Asset Securities Corp Mortgage Loan(g)	US0001M + 1.650%	1.7420	05/25/35	136,573
43,515	Structured Asset Securities Corp Mortgage Loan(g)	US0001M + 0.435%	0.5260	06/25/35	43,437
					35,418,022

	TOTAL ASSET BACKED SECURITIES (Cost $450,884,058)				462,196,927

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.2%
14,743,161	Ginnie Mae Strip(c)		1.4000	09/16/45	1,333,150
8,197,891	Government National Mortgage Association(c)		0.2630	06/16/40	5,723
3,577,090	Government National Mortgage Association (b),(c)		0.0880	08/16/48	15,836
					1,354,709
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
218,446	Fannie Mae Interest Strip(c)		6.5000	10/25/23	11,934
523,080	Fannie Mae Interest Strip(b),(c)		3.5000	04/25/27	27,984
211,814	Fannie Mae Interest Strip(c)		6.0000	01/25/35	39,706
542,986	Fannie Mae Interest Strip(c)		4.5000	08/25/35	77,938
338,654	Fannie Mae Interest Strip(b),(c)		5.0000	03/25/38	53,890
666,651	Fannie Mae Interest Strip(c)		5.0000	01/25/40	121,820
542,984	Fannie Mae REMICS(c),(g)	US0001M + 6.500%	6.4090	05/25/40	44,056

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3% (Continued)
518,871	Fannie Mae REMICS(c),(g)	US0001M + 6.150%	6.0590	01/25/49	$101,422
498,566	FREDDIE MAC FHR 3753 SB ADJ% 11/15/2040(c),(g)	US0001M + 6.000%	5.9270	11/15/40	95,523
412,913	Freddie Mac Strips(c)		6.0000	06/15/39	96,925
476,770	Freddie Mac Strips(b),(c)		4.5000	05/15/49	85,886
3,603,916	Freddie Mac Structured Pass-Through Certificates(b),(c)		0.5240	05/25/43	75,904
933,246	Government National Mortgage Association(c),(e)		4.0000	09/16/25	48,473
250,331	Government National Mortgage Association(c),(g)	US0001M + 7.550%	6.6160	02/20/33	35,031
262,705	Government National Mortgage Association(c)		5.0000	10/20/39	46,366
197,769	Government National Mortgage Association(c),(g)	US0001M + 5.400%	5.3070	05/20/41	28,817
244,340	Government National Mortgage Association(c),(g)	US0001M + 5.450%	5.3570	06/20/41	47,559
422,663	Wachovia Mortgage Loan Trust, LLC Series 2005-A(b)		2.4830	08/20/35	430,873
					1,470,107
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,244,614)				2,824,816

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.0%
	INSURANCE — 6.8%
18,448,008	Ambac Assurance Corporation(a)		–	06/07/69	25,873,330
8,176,011	AMBAC Assurance Corporation(a)		8.5000	02/12/55	7,930,731
14,997,678	MBIA Global Funding, LLC(d)		–	12/15/33	4,465,743
460,059	MZ Funding, LLC(a)		12.0000	01/20/22	471,975
					38,741,779
	SYNDICATED LOANS — 3.7%
9,750,000	DEER FINANCE SYNDICATED LOAN (h)		8.0000	10/07/23	9,807,209
3,307,563	MILBERG COLEMAN BRYSON PHILLIPS GROSSMAN SYNDICATE		17.5000	04/28/25	3,307,563
7,500,000	MSP DEER FINANCE SYNDICATED LOAN(h)		17.0000	04/09/25	7,500,000
					20,614,772
	TRANSPORTATION & LOGISTICS — 0.5%
1,710,705	American Airlines 2013-1 Class A Pass Through Series 2013-1 Class A		4.0000	01/15/27	1,664,168
263,897	American Airlines 2013-2 Class A Pass Through Series 2013-2 Class A		4.9500	01/15/23	267,762
903,069	US Airways 2013-1 Class A Pass Through Trust Series 13-1 A		3.9500	11/15/25	909,736

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.0% (Continued)
	TRANSPORTATION & LOGISTICS — 0.5% (Continued)
				$2,841,666

	TOTAL CORPORATE BONDS (Cost $61,654,601)			62,198,217

	U.S. GOVERNMENT & AGENCIES — 0.1%
	U.S. TREASURY BONDS — 0.1%
643,100	United States Treasury Strip Principal(d) (Cost $450,170)	0.0000	02/15/37	490,790

Shares
	SHORT-TERM INVESTMENTS — 5.5%
	MONEY MARKET FUNDS - 5.5%
30,936,153	First American Government Obligations Fund, Class U, 0.03% (Cost $30,936,153)(f)			30,936,153

	TOTAL INVESTMENTS - 99.5% (Cost $549,172,156)			$560,706,903
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%			2,535,476
	NET ASSETS - 100.0%			$563,242,379

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

COF 11	Cost of Funds for the 11th District of San Francisco

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

US0012M	ICE LIBOR USD 12 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021 the total market value of 144A securities is 209,778,451 or 37.2% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Interest only securities.

(d)	Zero coupon bond.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2021.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(g)	Variable rate security; the rate shown represents the rate on June 30, 2021.

(h)	Fair Valued Security

(i)	Security currently in litigation.

(j)	Non-income producing

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2021

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$54,949,731	$117,413,730	$73,699,987	$641,500
Investments in Affiliated securities, at cost	—	—	—	7,307,894
Total Securities at Cost	54,949,731	117,413,730	73,699,987	7,949,394

Investments in Unaffiliated securities, at value	$67,165,420	$117,413,730	$92,732,093	$641,530
Investments in Affiliated securities, at value	—	—	—	7,701,567
Total Securities at Value	$67,165,420	$117,413,730	$92,732,093	$8,343,097
Cash	—	—	—	—
Deposits with Brokers for futures and options	3,993,065	134,404,265	—	313,715
Receivable for securities sold	108,709	—	5,250,241	—
Receivable for Fund shares sold	369,783	1,852,245	25,516	—
Unrealized appreciation from open futures contracts	25,726	—	—	106,498
Dividends and interest receivable	57,294	2,985	53,888	33,187
Due from Advisor	—	—	—	4,719
Prepaid expenses and other assets	38,083	63,039	32,836	5,440
Total Assets	71,758,080	253,736,264	98,094,574	8,806,656

LIABILITIES:
Options written (premiums received $0, $288,494, $0, $0)	—	150,210	—	—
Payable for securities purchased	560,663	—	2,611,859	33,211
Management fees payable	43,152	342,299	46,969	—
Unrealized depreciation from open futures contracts	184,743	—	—	—
Payable for Fund shares redeemed	13,421	132,109	46,225	171
Payable to related parties	12,631	35,272	11,830	3,416
Shareholder services fees payable	2,005	1,009	2,479	658
Accrued 12b-1 fees	2,510	21,702	15,329	1,858
Trustee fees payable	1,943	2,631	2,556	2,586
Accrued expenses and other liabilities	24,733	17,303	14,478	20,845
Total Liabilities	845,801	702,535	2,751,725	62,745

Net Assets	$70,912,279	$253,033,729	$95,342,849	$8,743,911

NET ASSETS CONSIST OF:
Paid in capital	$68,024,156	$246,308,897	$67,277,190	$7,897,509
Accumulated earnings	2,888,123	6,724,832	28,065,659	846,402
Net Assets	$70,912,279	$253,033,729	$95,342,849	$8,743,911

Institutional Shares
Net Assets	$56,781,521	$226,417,771	$69,270,550	$287,800
Shares of beneficial interest outstanding (a)	6,636,636	38,801,116	1,077,333	27,734
Net asset value per share	$8.56	$5.84	$64.30	$10.38

Class A Shares
Net Assets	$12,563,609	$17,602,263	$22,392,223	$8,454,954
Shares of beneficial interest outstanding (a)	1,470,235	3,002,939	527,369	811,037
Net asset value and redemption price per share	$8.55	$5.86	$42.46	$10.42
Maximum offering price per share (b)	$8.98	$6.15	$44.58	$10.94

Class C Shares
Net Assets	$1,567,149	$9,013,695	$3,680,076	1,157
Shares of beneficial interest outstanding (a)	184,480	1,577,518	99,917	111
Net asset value, offering price and redemption price per share (c)	$8.49	$5.71	$36.83	$10.39	(d)

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Does not calculate due to rounding.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2021

	Rational/	Rational/Pier 88	Rational
	ReSolve Adaptive	Convertible Securities	Special Situations
	Asset Allocation Fund	Fund	Income Fund
	(Consolidated)
ASSETS:
Investments in securities, at cost	$57,493,861	$90,971,884	$549,172,156

Investments, at value	$57,493,861	$98,040,341	$560,706,903
Cash	—	203	—
Deposits with Brokers for futures	7,788,132	—	—
Unrealized appreciation from open futures contracts	1,403,243	—	—
Foreign Deposits with Brokers for futures (Cost $2,631,967)	2,609,015	—	—
Receivable for securities sold	—	394,463	196,776
Dividends and interest receivable	1,228	284,387	2,156,611
Receivable for Fund shares sold	524,436	32,500	4,254,075
Prepaid expenses and other assets	23,304	23,065	91,978
Total Assets	69,843,219	98,774,959	567,406,343

LIABILITIES:
Payable for securities purchased	—	394,620	3,112,212
Unrealized depreciation from open futures contracts	2,265,635	—	—
Management fees payable	86,919	53,744	665,224
Payable for Fund shares redeemed	2,434	—	200,129
Payable to related parties	12,513	13,929	82,471
Accrued 12b-1 fees	215	566	54,726
Due to custodian	—	—	25,136
Shareholder services fees payable	6,607	3,145	7,368
Trustee fees payable	779	2,609	2,754
Accrued expenses and other liabilities	21,780	25,450	13,944
Total Liabilities	2,396,882	494,063	4,163,964

Net Assets	$67,446,337	$98,280,896	$563,242,379

NET ASSETS CONSIST OF:
Paid in capital	$66,209,869	$86,890,401	$557,492,610
Accumulated earnings	1,236,468	11,390,495	5,749,769
Net Assets	$67,446,337	$98,280,896	$563,242,379

Institutional Shares
Net Assets	$66,610,520	$93,382,043	$487,305,327
Shares of beneficial interest outstanding (a)	2,629,524	7,691,998	24,657,278
Net asset value per share	$25.33	$12.14	$19.76

Class A Shares
Net Assets	$576,731	$4,729,861	$49,632,126
Shares of beneficial interest outstanding (a)	22,951	389,612	2,514,106
Net asset value and redemption price per share	$25.13	$12.14	$19.74
Maximum offering price per share (b)	$26.66	$12.75	$20.72

Class C Shares
Net Assets	$259,086	$168,992	$26,304,926
Shares of beneficial interest outstanding (a)	10,608	13,969	1,335,676
Net asset value, offering price and redemption price per share (c)	$24.42	$12.10	$19.69

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund except Resolve Adaptive Asset Allocation Fund whose maximum front-end sales charge (load) is 5.75%.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2021

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Dividend income	$631,455	$—	$196,767	$—
Interest income	703	16,105	223	180
Dividend income - affiliated companies (Note 3)	—	—	—	154,820
Foreign tax withheld	—	—	(14,434)	—
Total Investment Income	632,158	16,105	182,556	155,000

Operating Expenses:
Investment management fees	243,580	2,000,328	305,793	4,128
12b-1 Fees - Class C Shares	6,737	44,208	12,404	5
12b-1 Fees - Class A Shares	15,559	10,313	25,008	10,040
Shareholder Services Fees - Institutional Shares	14,519	90,080	20,071	—
Shareholder Services Fees - Class A Shares	6,274	4,012	9,349	3,297
Shareholder Services Fees - Class C Shares	297	3,270	303	—
Administration fees	28,449	79,118	34,683	10,735
Registration fees	30,242	42,179	28,105	4,065
Management Service Fees	15,837	49,519	19,236	4,178
Legal fees	8,709	6,226	6,194	6,337
Audit fees	6,654	6,574	5,769	6,677
Compliance officer fees	6,258	8,241	6,430	3,217
Printing expense	4,871	10,212	2,914	1,981
Trustees’ fees	4,943	4,954	4,954	4,954
Custody fees	7,092	3,378	4,152	2,107
Insurance expense	1,158	5,877	1,557	276
Interest expense	1,002	1,002	1,128	1,002
Miscellaneous expenses	1,191	1,169	1,191	1,191
Total Operating Expenses	403,372	2,370,660	489,241	64,190
Less: Expenses waived/reimbursed by Advisor	(38,723)	(38,525)	—	(34,452)
Plus: Waived Fees Recaptured by Advisor	—	—	26,208
Net Operating Expenses	364,649	2,332,135	515,449	29,738

Net Investment Income (Loss)	267,509	(2,316,030)	(332,893)	125,262

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	2,654,357	—	6,162,680	—
Options purchased	(164,642)	(864,737)	—	—
Options written	(175)	8,927,280	—	—
Futures	(2,805,909)	—	—	1,249,725
Foreign currency transactions	—	—	11	—
Net Realized Gain (Loss)	(316,369)	8,062,543	6,162,691	1,249,725

Net Change in Unrealized Appreciation (Depreciation) on Investments
Investments	5,138,128	—	5,113,181	30
Affiliated companies	—	—	—	44,720
Options written	—	105,018	—	—
Futures	(98,955)	—	—	(77,882)
Foreign currency translations	—	—	(97)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,039,173	105,018	5,113,084	(33,132)

Net Realized and Unrealized Gain on Investments	4,722,804	8,167,561	11,275,775	1,216,593

Net Increase in Net Assets Resulting From Operations	$4,990,313	$5,851,531	$10,942,882	$1,341,855

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended June 30, 2021

	Rational/	Rational/ Pier 88	Rational
	ReSolve Adaptive	Convertible Securities	Special Situations
	Asset Allocation Fund	Fund	Income Fund
	(Consolidated)
Investment Income:
Dividend income	$—	$859,616	$32,500
Interest income	3,139	159,766	13,671,481
Total Investment Income	3,139	1,019,382	13,703,981

Operating Expenses:
Investment management fees	561,449	389,816	3,544,213
12b-1 Fees - Class A Shares	804	4,806	53,675
12b-1 Fees - Class C Shares	1,247	587	98,863
Shareholder Services Fees - Institutional Shares	29,225	37,377	154,692
Shareholder Services Fees - Class A Shares	245	712	19,639
Shareholder Services Fees - Class C Shares	123	—	2,919
Administrative fees	29,477	38,361	220,302
Management Service Fees	15,681	21,340	99,528
Registration fees	18,584	14,656	44,635
Printing expenses	4,051	5,412	16,509
Legal fees	10,874	8,011	31,221
Audit fees	6,738	6,431	11,825
Compliance officer fees	6,297	6,520	10,852
Custody fees	2,942	2,207	17,600
Trustees’ fees	5,398	4,953	4,953
Insurance Expense	1,722	2,175	7,822
Interest expense	1,002	1,002	1,002
Miscellaneous expense	1,191	1,191	2,079
Total Operating Expenses	697,050	545,557	4,342,329
Less: Expenses waived/reimbursed by Advisor	(61,795)	(84,437)	(25,387)
Net Operating Expenses	635,255	461,120	4,316,942

Net Investment Income (Loss)	(632,116)	558,262	9,387,039

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	—	3,840,225	3,927,473
Futures	8,088,559	—	—
Foreign currency translations	66,738	—	—
Net Realized Gain (Loss)	8,155,297	3,840,225	3,927,473

Net Change in Unrealized Depreciation on Investments
Investments	—	(1,020,591)	710,428
Futures	(3,266,080)	—	—
Foreign currency translations	(115,620)	—	—
Net Change in Unrealized Depreciation on Investments	(3,381,700)	(1,020,591)	710,428

Net Realized and Unrealized Gain (Loss) on Investments	4,773,597	2,819,634	4,637,901

Net Increase in Net Assets Resulting From Operations	$4,141,481	$3,377,896	$14,024,940

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

	Rational Equity Armor Fund		Rational Tactical Return Fund		Rational Dynamic Brands Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$267,509	$347,932	$(2,316,030)	$(3,163,857)	$(332,893)	$(290,828)
Net realized gain (loss) on investments, Futures and options	(316,369)	(1,410,495)	8,062,543	8,094,845	6,162,691	10,520,258
Net change in unrealized appreciation (depreciation) on investments, foreign currency, options and Futures	5,039,173	6,860,503	105,018	(4,908)	5,113,084	7,987,040
Net increase in net assets resulting from operations	4,990,313	5,797,940	5,851,531	4,926,080	10,942,882	18,216,470

Distributions to Shareholders from:
Total Distributions :
Institutional	(344,464)	(453,360)	—	(4,130,182)	—	(5,481,617)
Class A	(67,229)	(105,252)	—	(153,641)	—	(2,718,838)
Class C	(2,996)	(5,581)	—	(194,050)	—	(248,596)
Total distributions to shareholders	(414,689)	(564,193)	—	(4,477,873)	—	(8,449,051)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	13,697,477	44,970,883	63,526,156	191,749,850	18,674,335	28,554,449
Class A	491,034	2,091,540	11,408,202	6,172,898	3,288,023	2,596,224
Class C	528,757	172,712	808,105	3,883,968	1,868,494	1,197,830
Reinvestment of distributions
Institutional	208,890	233,417	—	3,914,858	—	5,090,472
Class A	60,901	94,487	—	149,294	—	2,671,413
Class C	2,177	2,956	—	184,052	—	234,552
Cost of shares redeemed
Institutional	(7,161,528)	(9,494,876)	(42,545,882)	(147,243,068)	(10,443,140)	(9,523,310)
Class A	(993,415)	(3,055,029)	(1,445,706)	(14,008,530)	(1,536,312)	(2,125,183)
Class C	(212,127)	(404,081)	(1,108,837)	(1,330,893)	(50,311)	(63,151)
Net increase (decrease) in net assets from share transactions of beneficial interest	6,622,166	34,612,009	30,642,038	43,472,429	11,801,089	28,633,296

Total Increase in Net Assets	11,197,790	39,845,756	36,493,569	43,920,636	22,743,971	38,400,715

Net Assets:
Beginning of period	59,714,489	19,868,733	216,540,160	172,619,524	72,598,878	34,198,163
End of period	$70,912,279	$59,714,489	$253,033,729	$216,540,160	$95,342,849	$72,598,878

Share Activity:
Institutional Class
Shares Sold	1,626,544	6,038,880	11,035,495	33,529,962	309,737	555,404
Shares Reinvested	24,707	30,046	—	689,236	—	89,922
Shares Redeemed	(853,591)	(1,261,579)	(7,392,356)	(25,764,629)	(177,317)	(199,858)
Net increase in shares of Beneficial interest	797,660	4,807,347	3,643,139	8,454,569	132,420	445,468

Class A
Shares Sold	59,342	282,090	1,955,117	1,069,707	83,191	66,023
Shares Reinvested	7,213	12,186	—	26,146	—	71,371
Shares Redeemed	(118,866)	(426,210)	(250,025)	(2,446,070)	(39,459)	(62,938)
Net increase (decrease) in shares of Beneficial interest	(52,311)	(131,934)	1,705,092	(1,350,217)	43,732	74,456

Class C
Shares Sold	63,165	22,902	142,673	686,028	54,228	35,459
Shares Reinvested	257	380	—	32,925	—	7,197
Shares Redeemed	(26,296)	(57,096)	(196,260)	(235,139)	(1,464)	(2,278)
Net increase (decrease) in shares of Beneficial interest	37,126	(33,814)	(53,587)	483,814	52,764	40,378

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

			Rational/ReSolve Adaptive
	Rational Strategic Allocation Fund		Asset Allocation Fund
			(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$125,262	$232,735	$(632,116)	$(1,026,697)
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	1,249,725	(889,114)	8,155,297	(2,929,535)
Net change in unrealized appreciation (depreciation) on investments, affiliated companies, foreign currency transactions and futures	(33,132)	162,176	(3,381,700)	4,280,789
Net increase (decrease) in net assets resulting from operations	1,341,855	(494,203)	4,141,481	324,557

Distributions to Shareholders:
From return of capital:
Institutional	—	(564)	—	(88,954)
Class A	—	(18,057)	—	—
Class C	—	(2)	—	—
Total Distributions Paid :
Institutional	(3,539)	(7,668)	—	(205,777)
Class A	(94,294)	(225,046)	—	—
Class C	(9)	(21)	—	—
Total distributions to shareholders	(97,842)	(251,358)	—	(294,731)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	—	—	8,036,234	34,738,337
Class A	41,047	44,999	20,174	9,754,139
Class C	—	—	1,800	31,295
Reinvestment of distributions
Institutional	—	—	—	245,746
Class A	91,078	235,629	—	—
Class C	—	—	—	—
Cost of shares redeemed
Institutional	—	—	(7,691,513)	(24,056,010)
Class A	(594,256)	(1,234,592)	(256,657)	(14,414,075)
Class C	—	—	(8,000)	(210,779)
Net increase (decrease) in net assets from share transactions of beneficial interest	(462,131)	(953,964)	102,038	6,088,653

Total Increase (Decrease) in Net Assets	781,882	(1,699,525)	4,243,519	6,118,479

Net Assets:
Beginning of period	7,962,029	9,661,554	63,202,818	57,084,339
End of period	$8,743,911	$7,962,029	$67,446,337	$63,202,818

Share Activity:
Institutional Class
Shares Sold	—	—	327,403	1,494,929
Shares Reinvested	—	—	—	10,506
Shares Redeemed	—	—	(314,096)	(1,047,952)
Net increase in shares of Beneficial interest	—	—	13,307	457,483

Class A
Shares Sold	4,181	5,447	831	407,554
Shares Reinvested	9,030	29,250	—	—
Shares Redeemed	(60,593)	(152,303)	(10,758)	(605,271)
Net decrease in shares of Beneficial interest	(47,382)	(117,606)	(9,927)	(197,717)

Class C
Shares Sold	—	—	76	1,382
Shares Reinvested	—	—	—	—
Shares Redeemed	—	—	(345)	(9,460)
Net decrease in shares of Beneficial interest	—	—	(269)	(8,078)

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

	Rational/ Pier 88 Convertible Securities Fund		Rational Special Situations Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$558,262	$967,798	$9,387,039	$5,782,835
Net realized gain (loss) on investments	3,840,225	685,976	3,927,473	241,732
Net change in unrealized appreciation (depreciation) on investments	(1,020,591)	7,676,411	710,428	4,315,358
Net increase in net assets resulting from operations	3,377,896	9,330,185	14,024,940	10,339,925

Distributions to Shareholders:
From return of capital:
Institutional Class	—	—	—	(549,867)
Class A	—	—	—	(56,508)
Class C	—	—	—	(16,854)
Total Distributions :
Institutional	(522,580)	(1,243,586)	(10,588,470)	(11,887,080)
Class A	(20,946)	(4,253)	(1,049,830)	(1,173,195)
Class C	(313)	(623)	(426,021)	(311,996)

Total distributions to shareholders	(543,839)	(1,248,462)	(12,064,321)	(13,995,500)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	18,374,651	65,326,825	198,447,842	359,188,223
Class A	4,363,835	348,047	19,751,807	37,959,162
Class C	112,100	50,000	12,934,578	13,980,430
Reinvestment of distributions
Institutional	167,909	177,486	8,727,426	9,575,043
Class A	2,755	4,253	891,370	1,047,397
Class C	313	623	347,988	272,495
Cost of shares redeemed
Institutional	(1,878,255)	(5,326,333)	(74,477,153)	(89,158,528)
Class A	(34,130)	(31,969)	(8,422,690)	(7,198,360)
Class C	—	—	(1,158,329)	(1,342,540)
Net increase in net assets from share transactions of beneficial interest	21,109,178	60,548,932	157,042,839	324,323,322

Total Increase in Net Assets	23,943,235	68,630,655	159,003,458	320,667,747

Net Assets:
Beginning of period	74,337,661	5,707,006	404,238,921	83,571,174
End of period	$98,280,896	$74,337,661	$563,242,379	$404,238,921

Share Activity:
Institutional
Shares Sold	1,507,399	6,322,918	10,027,392	18,243,801
Shares Reinvested	13,929	15,655	441,999	489,738
Shares Redeemed	(157,447)	(571,547)	(3,764,163)	(4,604,174)
Net increase in shares of Beneficial interest	1,363,881	5,767,026	6,705,228	14,129,365

Class A
Shares Sold	363,386	31,516	999,624	1,937,859
Shares Reinvested	228	374	45,191	53,707
Shares Redeemed	(2,824)	(3,069)	(426,248)	(367,362)
Net increase in shares of Beneficial interest	360,790	28,821	618,567	1,624,204

Class C
Shares Sold	9,265	4,622	656,087	711,234
Shares Reinvested	26	55	17,681	13,986
Shares Redeemed	—	—	(58,766)	(68,807)
Net increase in shares of Beneficial interest	9,291	4,677	615,002	656,413

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2021		2020		2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$7.96		$6.94		$6.58	$8.02	$8.64	$8.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.08		0.22	0.34	0.30	0.29
Net realized and unrealized gain (loss) on investments	0.62		1.03		0.51	(1.26)	(0.47)	0.22
Total from investment operations	0.66		1.11		0.73	(0.92)	(0.17)	0.51

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.09)		(0.37)	(0.52)	(0.45)	(0.26)
From net realized gains on investments	—		—		—	—	—	(0.02)
Total distributions	(0.06)		(0.09)		(0.37)	(0.52)	(0.45)	(0.28)

Net asset value, end of year/period	$8.56		$7.96		$6.94	$6.58	$8.02	$8.64

Total return (B)	8.24	% (E,F)	16.00	% (E)	11.32%	(11.96)%	(1.99)%	6.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$56,782		$46,451		$7,155	$4,940	$12,188	$47,544
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	1.16	% (G)	1.32%		1.75%	1.58%	1.33%	1.42%
Expenses, net waiver and reimbursement (C)	1.05	% (G)	1.01%		1.00%	1.00%	1.00%	1.00%
Net investment income	0.89	% (G)	1.10%		3.12%	4.32%	3.53%	3.37%
Portfolio turnover rate	101	% (F)	480%		394%	307%	224%	159%

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2021		2020		2019	2018	2018	2016
	(Unaudited)
Net asset value, beginning of year/period	$7.95		$6.93		$6.57	$8.01	$8.63	$8.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.04		0.20	0.32	0.30	0.27
Net realized and unrealized gain (loss) on investments	0.62		1.05		0.51	(1.26)	(0.49)	0.22
Total from investment operations	0.65		1.09		0.71	(0.94)	(0.19)	0.49

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.07)		(0.35)	(0.50)	(0.43)	(0.24)
From net realized gains on investments	—		—		—	—	—	(0.02)
Total distributions	(0.05)		(0.07)		(0.35)	(0.50)	(0.43)	(0.26)

Net asset value, end of year/period	$8.55		$7.95		$6.93	$6.57	$8.01	$8.63

Total return (B)	8.12	% (F)	15.74%		11.03%	(12.22)%	(2.24)%	5.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$12,564		$12,099		$11,462	$12,629	$20,327	$32,269
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.46	% (G)	1.69%		2.00%	1.82%	1.57%	1.67%
Expenses, net waiver and reimbursement (D)	1.30	% (G)	1.26%		1.25%	1.25%	1.25%	1.25%
Net investment income	0.65	% (G)	0.58%		2.90%	4.17%	3.52%	3.12%
Portfolio turnover rate	101	% (F)	480%		394%	307%	224%	159%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.16%	1.31%	1.75%	1.58%	1.33%	1.42%
Expenses, net waiver and reimbursement	1.05%	1.00%	1.00%	1.00%	1.00%	1.00%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.46%	1.68%	2.00%	1.82%	1.57%	1.67%
Expenses, net waiver and reimbursement	1.30%	1.25%	1.25%	1.25%	1.25%	1.25%

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not Annualized

(G)	Annualized

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,		December 31,	December 31,
	2021		2020	2019		2018		2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$7.90		$6.91	$6.55		$7.99		$8.61	$8.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.00	) (B)	(0.01)	0.15		0.27		0.29	0.22
Net realized and unrealized gain (loss) on investments	0.61		1.04	0.51		(1.27)		(0.52)	0.22
Total from investment operations	0.61		1.03	0.66		(1.00)		(0.23)	0.44

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.04)	(0.30)		(0.44)		(0.39)	(0.19)
From net realized gains on investments	—		—	—		—		—	(0.02)
Total distributions	(0.02)		(0.04)	(0.30)		(0.44)		(0.39)	(0.21)

Net asset value, end of year/period	$8.49		$7.90	$6.91		$6.55		$7.99	$8.61

Total return (C)	7.68	% (D,F)	14.88%	10.23	% (D)	(12.92	)% (D)	(2.68)%	5.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,567		$1,164	$1,252		$1,664		$2,799	$1,654
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.14	% (G)	2.39%	2.75%		2.59%		2.31%	2.17%
Expenses, net waiver and reimbursement (E)	2.04	% (G)	2.01%	2.00%		1.90%		1.75%	1.75%
Net investment income (loss)	(0.10	)% (G)	(0.18)%	2.16%		3.52%		3.50%	2.61%
Portfolio turnover rate	101	% (F)	480%	394%		307%		224%	159%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Amount is less than $0.005.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.14%	2.38%	2.75%	2.59%	2.31%	2.17%
Expenses, net waiver and reimbursement	2.04%	2.00%	2.00%	1.90%	1.75%	1.75%

(F)	Not Annualized.

(G)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,		December 31,
	2021		2020	2019	2018		2017		2016
	(Unaudited)
Net asset value, beginning of year/period	$5.69		$5.66	$5.40	$4.99		$5.12		$5.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)		(0.09)	(0.01)	(0.06)		0.01		0.06
Net realized and unrealized gain on investments	0.21		0.24	0.46	0.55		0.14		0.37
Total from investment operations	0.15		0.15	0.45	0.49		0.15		0.43

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.01)		(0.28)		(0.70)
From net realized gains on investments	—		(0.12)	(0.19)	(0.07)		—		—
Total distributions	—		(0.12)	(0.19)	(0.08)		(0.28)		(0.70)

Net asset value, end of year/period	$5.84		$5.69	$5.66	$5.40		$4.99		$5.12

Total return (B)	2.64	% (C,E)	2.65%	8.35%	9.66%		2.89	% (C)	7.82	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$226,419		$199,987	$151,070	$18,333		$5,451		$4,747
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.02	% (F)	2.05%	2.15%	3.16%		4.29%		2.61%
Expenses, net waiver and reimbursement	1.98	% (F)	1.99%	1.99%	1.99%		1.17%		1.00%
Net investment income (loss)	(1.98	)% (F)	(1.54)%	(0.15)%	(1.20)%		0.22%		1.07%
Portfolio turnover rate	0	% (E)	0%	0%	0%		199%		246%

	Class A
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,		December 31,
	2021		2020	2019	2018		2017		2016
	(Unaudited)
	$5.72		$5.70	$5.45	$5.04		$5.16		$5.43
Net asset value, beginning of year/period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)		(0.09)	(0.02)	(0.07)		0.01		0.05
Net realized and unrealized gain on investments	0.20		0.23	0.46	0.55		0.14		0.37
Total from investment operations	0.14		0.14	0.44	0.48		0.15		0.42

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.00	) (D)	(0.27)		(0.69)
From net realized gains on investments	—		(0.12)	(0.19)	(0.07)		—		—
Total distributions	—		(0.12)	(0.19)	(0.07)		(0.27)		(0.69)

Net asset value, end of year/period	$5.86		$5.72	$5.70	$5.45		$5.04		$5.16

Total return (B)	2.45	% (E)	2.45%	8.09%	9.45%		2.98	% (C)	7.48	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$17,602		$7,423	$15,097	$18,327		$449		$964
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.28	% (F)	2.33%	2.51%	3.50%		4.54%		2.86%
Expenses, net waiver and reimbursement	2.23	% (F)	2.24%	2.24%	2.24%		1.35%		1.25%
Net investment income (loss)	(2.23	)% (F)	(1.64)%	(0.31)%	(1.20)%		0.19%		0.92%
Portfolio turnover rate	0	% (E)	0%	0%	0%		199%		246%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Amount is less than $0.005.

(E)	Not Annualized

(F)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	June 30,		December 31,	December 31,	December 31,	December 31,		December 31,
	2021		2019	2019	2018	2017		2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$5.60		$5.43	$5.43	$5.06	$5.16		$5.49

LOSS FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.08)		(0.07)	(0.07)	(0.12)	(0.03)		0.00	(C)
Net realized and unrealized gain on investments	0.19		0.45	0.45	0.56	0.15		0.35
Total from investment operations	0.11		0.38	0.38	0.44	0.12		0.35

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.22)		(0.68)
From net realized gains on investments	—		(0.19)	(0.19)	(0.07)	—		—
Total distributions	—		(0.19)	(0.19)	(0.07)	(0.22)		(0.68)

Net asset value, end of year/period	$5.71		$5.62	$5.62	$5.43	$5.06		$5.16

Total return (D)	1.96	% (F)	7.01%	7.01%	8.62%	2.42	% (E)	6.13	% (E, F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$9,014		$6,453	$6,453	$1	$1		$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	3.01	% (G)	3.11%	3.11%	4.16%	5.29%		3.61	% (G)
Expenses, net waiver and reimbursement	2.99	% (G)	2.99%	2.99%	2.99%	2.17%		2.00	% (G)
Net investment (loss)	(2.98	)% (G)	(1.18)%	(1.18)%	(2.34)%	(0.53)%		(0.14	)% (G)
Portfolio turnover rate	0	% (F)	0%	0%	0%	199%		246	% (F)

(A)	The Rational Tactical Return Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not Annualized

(G)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Institutional
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2021	2020	2019	2018(A)	2017(A)	2016(A)
(Unaudited)
Net asset value, beginning of year/period	$56.20	$43.30	$34.20	$34.90	$37.80	$46.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.21)	(0.33)	(0.14)	0.16	0.20	0.50
Net realized and unrealized gain on investments	8.31	19.98	9.38	0.07	(D)	5.40	3.10
Total from investment operations	8.10	19.65	9.24	0.23	5.60	3.60

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.09)	(0.20)	(0.60)
From net realized gains on investments	—	(6.75)	(0.14)	(0.84)	(8.30)	(12.10)
Total distributions	—	(6.75)	(0.14)	(0.93)	(8.50)	(12.70)

Net asset value, end of year/period	$64.30	$56.20	$43.30	$34.20	$34.90	$37.80

Total return (C)	14.41	% (E)	45.28%	27.03%	0.72%	14.66%	7.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$69,271	$53,102	$21,627	$16,725	$3,269	$3,445
Ratios to average net assets
Expenses, before waiver and reimbursement	1.12	% (F)	1.25%	1.45%	1.67%	1.69%	1.76%
Expenses, net waiver and reimbursement	1.17	% (F)	1.24%	1.17%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.72	)% (F)	(0.56)%	(0.36)%	0.42%	0.60%	1.17%
Portfolio turnover rate	119	% (E)	320%	220%	411%	305%	178%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2021	2020	2019	2018(A)	2018(A)	2017(A)
(Unaudited)
Net asset value, beginning of year/period	$37.16	$30.27	$24.00	$24.70	$28.90	$38.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.20)	(0.28)	(0.16)	0.02	0.10	0.30
Net realized and unrealized gain on investments	5.50	13.92	6.57	0.12	(D)	4.10	2.60
Total from investment operations	5.30	13.64	6.41	0.14	4.20	2.90

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.10)	(0.50)
From net realized gains on investments	—	(6.75)	(0.14)	(0.84)	(8.30)	(12.10)
Total distributions	—	(6.75)	(0.14)	(0.84)	(8.40)	(12.60)

Net asset value, end of year/period	$42.46	$37.16	$30.27	$24.00	$24.70	$28.90

Total return (C)	14.26	% (E)	44.91%	26.72%	0.63%	14.30%	6.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$22,392	$17,972	$12,387	$11,154	$12,870	$16,180
Ratios to average net assets
Expenses, before waiver and reimbursement	1.40	% (F)	1.52%	1.74%	2.05%	1.94%	2.01%
Expenses, net waiver and reimbursement	1.43	% (F)	1.49%	1.41%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.99	)% (F)	(0.82)%	(0.59)%	0.08%	0.35%	0.86%
Portfolio turnover rate	119	% (E)	320%	220%	411%	305%	178%

(A)	Effective September 21, 2018, the Fund had a one-to-ten reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-ten stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(E)	Not Annualized

(F)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,		December 31,		December 31,		December 31,
	2021		2020	2019		2018(A)		2017(A)		2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$32.34		$27.15	$21.70		$22.60		$27.10		$36.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.28)		(0.50)	(0.32)		(0.14)		(0.00	) (C)	0.10
Net realized and unrealized gain on investments	4.77		12.44	5.91		0.08	(F)	3.80		2.40
Total from investment operations	4.49		11.94	5.59		(0.06)		3.80		2.50

LESS DISTRIBUTIONS:
From net investment income	—		—	—		—		—		(0.20)
From net realized gains on investments	—		(6.75)	(0.14)		(0.84)		(8.30)		(12.10)
Total distributions	—		(6.75)	(0.14)		(0.84)		(8.30)		(12.30)

Net asset value, end of year/period	$36.83		$32.34	$27.15		$21.70		$22.60		$27.10

Total return (D)	13.88	% (G)	43.80%	25.78	% (E)	(0.20	)% (E)	14.03%		6.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,680		$1,525	$184		$214		$231		$394
Ratios to average net assets
Expenses, before waiver and reimbursement	2.08	% (H)	2.41%	2.68%		2.73%		2.65%		2.51%
Expenses, net waiver and reimbursement	2.12	% (H)	2.24%	2.15%		1.91%		1.75%		1.75%
Net investment income (loss)	(1.65	)% (H)	(1.54)%	(1.30)%		(0.59)%		(0.14)%		0.28%
Portfolio turnover rate	119	% (G)	320%	220%		411%		305%		178%

(A)	Effective September 21, 2018, the Fund had a one-to-ten reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-ten stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Not Annualized

(H)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2021		2020	2019	2018	2017	2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$8.94		$9.58	$9.12	$10.02	$9.37	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.16		0.27	0.36	0.39	0.33	0.43
Net realized and unrealized gain (loss) on investments	1.41		(0.61)	0.79	(0.67)	0.78	0.09	(C)
Total from investment operations	1.57		(0.34)	1.15	(0.28)	1.11	0.52

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.28)	(0.41)	(0.36)	(0.46)	(0.17)
From net realized gains on investments	—		—	(0.22)	(0.26)	—	(0.97)
From Return of capital	—		(0.02)	(0.06)	—	—	—
Total distributions	(0.13)		(0.30)	(0.69)	(0.62)	(0.46)	(1.14)

Net asset value, end of year/period	$10.38		$8.94	$9.58	$9.12	$10.02	$9.37

Total return (D)	17.59	% (E)	(3.19)%	12.64%	(2.81)%	11.95%	5.11	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$288		$248	$266	$253	$278	$260
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.20	% (G)	1.31%	0.98%	1.04%	0.85%	1.36	% (G)
Expenses, net waiver and reimbursement (F)	0.45	% (G)	0.45%	0.45%	0.45%	0.45%	0.45	% (G)
Net investment income (F,H)	3.30	% (G)	3.26%	3.67%	3.91%	3.35%	6.98	% (G)
Portfolio turnover rate	0	% (E)	89%	62%	53%	17%	27	% (E)

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$8.99		$9.63	$9.15	$10.05	$9.40	$9.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.15		0.25	0.32	0.33	0.26	0.18
Net realized and unrealized gain (loss) on investments	1.40		(0.61)	0.82	(0.63)	0.83	0.62
Total from investment operations	1.55		(0.36)	1.14	(0.30)	1.09	0.80

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.26)	(0.38)	(0.34)	(0.44)	(0.21)
From net realized gains on investments	—		—	(0.22)	(0.26)	—	(0.97)
From Return of capital	—		(0.02)	(0.06)	—	—	—
Total distributions	(0.12)		(0.28)	(0.66)	(0.60)	(0.44)	(1.18)

Net asset value, end of year/period	$10.42		$8.99	$9.63	$9.15	$10.05	$9.40

Total return (D)	17.24	% (E,I)	(3.42)%	12.49%	(3.05)%	11.61%	8.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,455		$7,713	$9,395	$9,842	$13,033	$14,822
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.53	% (G)	1.65%	1.35%	1.37%	1.14%	1.30%
Expenses, net waiver and reimbursement (F)	0.70	% (G)	0.70%	0.70%	0.70%	0.70%	0.70%
Net Investment income (F,H)	3.03	% (G)	2.98%	3.25%	3.25%	2.60%	1.82%
Portfolio turnover rate	0	% (E)	89%	62%	53%	17%	27%

(A)	The Rational Strategic Allocation Fund Institutional Class shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2021		2020	2019	2018	2018	2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$8.95		$9.58	$9.11	$10.03	$9.39	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.11		0.19	0.26	0.29	0.23	0.24
Net realized and unrealized gain (loss) on investments	1.41		(0.61)	0.80	(0.67)	0.78	0.22	(C)
Total from investment operations	1.52		(0.42)	1.06	(0.38)	1.01	0.46

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.19)	(0.31)	(0.28)	(0.37)	(0.09)
From net realized gains on investments	—		—	(0.22)	(0.26)	—	(0.97)
From Return of capital	—		(0.02)	(0.06)	—	—	—
Total distributions	(0.08)		(0.21)	(0.59)	(0.54)	(0.37)	(1.06)

Net asset value, end of year/period	$10.39		$8.95	$9.58	$9.11	$10.03	$9.39

Total return (D)	16.99	% (E)	(4.13)%	11.61%	(3.83)%	10.80%	4.56	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1		$1	$1	$1	$1	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.36	% (G)	2.33%	2.02%	1.92%	1.82%	1.89	% (G)
Expenses, net waiver and reimbursement (F)	1.45	% (G)	1.45%	1.45%	1.45%	1.45%	1.45	% (G)
Net investment income (F,H)	2.35	% (G)	2.26%	2.65%	2.89%	2.31%	3.92	% (G)
Portfolio turnover rate	0	% (E)	89%	62%	53%	17%	27	% (E)

(A)	The Rational Strategic Allocation Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational/ReSolve Adaptive Asset Allocation Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,		December 31,	December 31,
	2021		2020	2019	2018		2018	2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$23.77		$23.73	$23.10	$25.25		$24.33	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.24)		(0.37)	(0.02)	(0.04)		(0.32)	(0.12)
Net realized and unrealized gain (loss) on investments	1.80		0.52	4.32	(1.89)		1.26	(0.55)
Total from investment operations	1.56		0.15	4.30	(1.93)		0.94	(0.67)

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	(0.69)	—		—	—
From net realized gains on investments	—		—	(2.94)	(0.22)		(0.02)	—
From Return of capital	—		(0.03)	(0.04)	—		—	—
Total distributions	—		(0.11)	(3.67)	(0.22)		(0.02)	—

Net asset value, end of year/period	$25.33		$23.77	$23.73	$23.10		$25.25	$24.33

Total return (C)	6.56	% (D)	0.65%	18.32%	(7.64)%		3.85%	(2.68	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$66,611		$62,176	$51,221	$27,460		$5,883	$15,083
Ratios to average net assets
Expenses, before waiver and reimbursement	2.17	% (E)	2.18%	2.32%	2.90%		2.49%	3.27	% (E)
Expenses, net waiver and reimbursement	1.97	% (E)	1.97%	1.97%	1.97%		1.97%	1.99	% (E)
Net investment loss	(1.96	)% (E)	(1.61)%	(0.06)%	(0.17)%		(1.33)%	(1.74	)% (E)
Portfolio turnover rate	0	% (D)	0%	0%	0%		0%	0	% (D)

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,		December 31,	December 31,
	2021		2020	2019	2018		2018	2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$23.61		$23.52	$22.96	$25.16		$24.30	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.27)		(0.36)	(0.10)	(0.11)		(0.21)	(0.13)
Net realized and unrealized gain (loss) on investments	1.79		0.45	4.30	(1.87)		1.09	(0.57)
Total from investment operations	1.52		0.09	4.20	(1.98)		0.88	(0.70)

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.66)	—		—	—
From net realized gains on investments	—		—	(2.94)	(0.22)		(0.02)	—
From Return of capital	—		—	(0.04)	—		—	—
Total distributions	—		—	(3.64)	(0.22)		(0.02)	—

Net asset value, end of year/period	$25.13		$23.61	$23.52	$22.96		$25.16	$24.30

Total return (C)	6.44	% (D)	0.38%	18.01%	(7.87	)% (F)	3.57%	(2.80	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$577		$776	$5,425	$2,169		$130	$1
Ratios to average net assets
Expenses, before waiver and reimbursement	2.40	% (E)	2.47%	2.60%	3.14%		2.90%	3.52	% (E)
Expenses, net waiver and reimbursement	2.22	% (E)	2.22%	2.22%	2.22%		2.22%	2.24	% (E)
Net investment (loss)	(2.11	)% (E)	(1.43)%	(0.39)%	(0.45)%		(0.88)%	(2.09	)% (E)
Portfolio turnover rate	0	% (D)	0%	0%	0%		0%	0	% (D)

(A)	The Rational/ReSolve Adaptive Asset Allocation Fund Institutional Class and Class A shares commenced operations on September 30, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational/ReSolve Adaptive Asset Allocation Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2021		2020	2019	2018	2018	2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$23.03		$23.11	$22.61	$24.96	$24.29	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.35)		(0.57)	(0.26)	(0.31)	(0.54)	(0.17)
Net realized and unrealized gain (loss) on investments	1.74		0.49	4.20	(1.82)	1.23	(0.54)
Total from investment operations	1.39		(0.08)	3.94	(2.13)	0.69	(0.71)

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.46)	—	—	—
From net realized gains on investments	—		—	(2.94)	(0.22)	(0.02)	—
From Return of capital	—		—	(0.04)	—	—	—
Total distributions	—		—	(3.44)	(0.22)	(0.02)	—

Net asset value, end of year/period	$24.42		$23.03	$23.11	$22.61	$24.96	$24.29

Total return (C)	6.04	% (D)	(0.35)%	17.15%	(8.53)%	2.83%	(2.84	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$259		$250	$438	$322	$371	$21
Ratios to average net assets
Expenses, before waiver and reimbursement	3.17	% (E)	3.35%	3.37%	4.65%	3.60%	4.27	% (E)
Expenses, net waiver and reimbursement	2.97	% (E)	2.97%	2.97%	2.97%	2.97%	2.99	% (E)
Net investment (loss)	(2.96	)% (E)	(2.51)%	(1.04)%	(1.24)%	(2.26)%	(2.69	)% (E)
Portfolio turnover rate	0	% (D)	0%	0%	0%	0%	0	% (D)

(A)	The Rational/ReSolve Adaptive Asset Allocation Fund Class C shares commenced operations on September 30, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional					Class A
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,		June 30,		December 31,	December 31,
	2021		2020	2019(A)		2021		2020	2019(A)
	(Unaudited)					(Unaudited)
Net asset value, beginning of year/period	$11.69		$10.17	$10.00		$11.69		$10.17	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.17	0.03		0.07		0.39	0.02
Net realized and unrealized gain on investments	0.45		1.56	0.14		0.44		1.33	0.15
Total from investment operations	0.52		1.73	0.17		0.51		1.72	0.17

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.20)	—		(0.06)		(0.19)	—
From net realized gains on investments	—		(0.01)	—		—		(0.01)	—
Total distributions	(0.07)		(0.21)	—		(0.06)		(0.20)	—

Net asset value, end of year/period	$12.14		$11.69	$10.17		$12.14		$11.69	$10.17

Total return (C)	4.44	% (D)	17.08%	1.70	% (D)	4.33	% (D)	16.97%	1.70	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$93,382		$73,946	$5,707		$4,730		$337	$0	(F)
Ratios to average net assets
Expenses, before waiver and reimbursement	1.18	% (E)	1.25%	7.22	% (E)	1.38	% (E)	1.40%	7.47	% (E)
Expenses, net waiver and reimbursement	0.99	% (E)	0.99%	0.99	% (E)	1.24	% (E)	1.24%	1.24	% (E)
Net investment income	1.22	% (E)	1.62%	4.22	% (E)	1.14	% (E)	3.50%	3.17	% (E)
Portfolio turnover rate	67	% (D)	140%	5	% (D)	67	% (D)	140%	5	% (D)

(A)	The Rational/Pier 88 Convertible Securities Fund Institutional Class, Class A and Class C Shares commenced operations December 6, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Amount is less than $1000.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class C
For the	For the	For the
Six Months Ended	Year Ended	Period Ended
June 30,	December 31,	December 31,
2021	2020	2019(A)
(Unaudited)
Net asset value, beginning of year/period	$11.66	$10.17	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.03	0.32	0.02
Net realized and unrealized gain on investments	0.43	1.34	0.15
Total from investment operations	0.46	1.66	0.17

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.16)	—
From net realized gains on investments	—	(0.01)	—
Total distributions	(0.02)	(0.17)	—

Net asset value, end of year/period	$12.10	$11.66	$10.17

Total return (C)	3.98	% (D)	16.33%	1.70	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$169	$55	(F)	$0	(F)
Ratios to average net assets
Expenses, before waiver and reimbursement	2.09	% (E)	2.13%	8.22	% (E)
Expenses, net waiver and reimbursement	1.99	% (E)	1.99%	1.99	% (E)
Net investment income	0.58	% (E)	2.87%	3.17	% (E)
Portfolio turnover rate	67	% (D)	140%	5	% (D)

(A)	The Rational/Pier 88 Convertible Securities Fund Institutional Class, Class A and Class C Shares commenced operations December 6, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Amount is less than $1000.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional					Class A
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,		June 30,		December 31,	December 31,
	2021		2020	2019(A)		2021		2020	2019(A)
	(Unaudited)					(Unaudited)
Net asset value, beginning of year/period	$19.66		$20.10	$20.00		$19.64		$20.08	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.40		0.43	0.32		0.38		0.37	0.30
Net realized and unrealized gain (loss) on investments	0.20		0.11	0.06		0.19		0.13	0.05
Total from investment operations	0.60		0.54	0.38		0.57		0.50	0.35

LESS DISTRIBUTIONS:
From net investment income	(0.50)		(0.93)	(0.25)		(0.47)		(0.89)	(0.24)
From net realized gains on investments	—		—	(0.03)		—		—	(0.03)
From Return of capital	—		(0.05)	—		—		(0.05)	—
Total distributions	(0.50)		(0.98)	(0.28)		(0.47)		(0.94)	(0.27)

Net asset value, end of year/period	$19.76		$19.66	$20.10		$19.74		$19.64	$20.08

Total return (C)	3.06	% (D)	2.83%	1.91	% (D)	2.94	% (D)	2.60%	1.74	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$487,310		$352,892	$76,833		$49,633		$37,224	$5,449
Ratios to average net assets
Expenses, before waiver and reimbursement	1.76	% (E)	1.80%	2.06	% (E)	2.03	% (E)	2.10%	2.21	% (E)
Expenses, net waiver and reimbursement	1.75	% (E)	1.75%	1.75	% (E)	2.00	% (E)	2.00%	2.00	% (E)
Net investment income	4.03	% (E)	2.17%	3.48	% (E)	3.86	% (E)	1.88%	3.22	% (E)
Portfolio turnover rate	21	% (D)	4%	14	% (D)	21	% (D)	4%	14	% (D)

(A)	The Rational Special Situtations Income Fund Institutional Class, Class A and Class C Shares commenced operations July 17, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2021		2020	2019(A)
	(Unaudited)
Net asset value, beginning of year/period	$19.60		$20.06	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.28		0.21	0.23
Net realized and unrealized gain (loss) on investments	0.22		0.14	0.05
Total from investment operations	0.50		0.35	0.28

LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.76)	(0.19)
From net realized gains on investments	—		—	(0.03)
From Return of capital	—		(0.05)	—
Total distributions	(0.41)		(0.81)	(0.22)

Net asset value, end of year/period	$19.69		$19.60	$20.06

Total return (C)	2.55	% (D)	1.82%	1.43	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$26,305		$14,123	$1,289
Ratios to average net assets
Expenses, before waiver and reimbursement	2.72	% (E)	2.77%	2.97	% (E)
Expenses, net waiver and reimbursement	2.73	% (E)	2.75%	2.75	% (E)
Net investment income	2.82	% (E)	1.05%	2.47	% (E)
Portfolio turnover rate	21	% (D)	4%	14	% (D)

(A)	The Rational Special Situtations Income Fund Institutional Class, Class A and Class C Shares commenced operations July 17, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of

(C)	dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

See accompanying notes to financial statements.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021	SEMI - ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2021, the Trust operated 9 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor	Primary Objective
Rational Equity Armor Fund	Equity Armor Investments, LLC	Total return on investment, with dividend income
(“Equity Armor”)		an important component of that return.
(Formerly, Rational Dividend Capture Fund)
Rational Tactical Return Fund	Warrington Asset Management, LLC	Total return consisting of long-term
(“Tactical Return”)		capital appreciation and income.
Rational Dynamic Brands Fund	Accuvest Global Advisors, Inc.	Long-term capital appreciation.
(“Dynamic Brands”)
Rational Strategic Allocation Fund		Current income and moderate appreciation
(“Strategic Allocation”)		of capital.
Rational/ReSolve Adaptive Asset Allocation Fund	ReSolve Asset Management, Inc.	Long-term capital appreciation.
(“ReSolve Adaptive”)
Rational/Pier 88 Convertible Securities Fund	Pier 88 Investment Partners, LLC	Total return consisting of capital appreciation
(“Pier 88”)		and income.
Rational Special Situations Income Fund	ESM Management, LLC	Total return consisting of capital appreciation
(“Special Situations”)		and income.

The Funds are classified as diversified funds under the 1940 Act, except Special Situations and Pier 88, which are classified as non-diversified funds.

Currently, all Funds offer Class A, Class C and Institutional shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, if any, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for ReSolve Adaptive and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. Each Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021	SEMI - ANNUAL REPORT

valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies (except for exchange-traded funds) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board. In these cases, a Pricing Committee, established and appointed by the Board, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021	SEMI - ANNUAL REPORT

share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021, for each Fund’s assets and liabilities measured at fair value:

Equity Armor

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$60,921,079	$—	$—	$60,921,079
Exchange Traded Fund	1,702,058	—	—	1,702,058
Short-Term Investments	4,542,283	—	—	4,542,283
Derivatives
Future Contracts	$25,726	$—	$—	$25,726
Total Assets	$67,191,146	$—	$—	$67,191,146
Liabilities*
Derivatives
Future Contracts	$184,743	$—	$—	$184,743
Total Liabilities	$184,743	$—	$—	$184,743

Tactical Return

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$117,413,730	$—	$—	$117,413,730
Liabilities*
Derivatives
Written Options	$150,210	$—	$—	$150,210

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June 30, 2021	SEMI - ANNUAL REPORT

Dynamic Brands

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$87,646,065	$—	$—	$87,646,065
Short-Term Investments	5,086,028	—	—	5,086,028
Total Assets	$92,732,093	$—	$—	$92,732,093

Strategic Allocation

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,701,566	$—	$—	$7,701,566
U.S. Government & Agencies	—	399,889	—	399,889
Short-Term Investments	241,642	—	—	241,642
Derivatives
Futures Contract	$106,498	$—	$—	$106,498
Total Assets	$8,049,706	$399,889	$—	$8,449,595

ReSolve Adaptive

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$57,493,861	$—	$—	$57,493,861
Derivatives
Futures Contracts	$1,403,243	$—	$—	$1,403,243
Total Assets	$58,897,104	$—	$—	$58,897,104
Liabilities*
Derivatives
Futures Contracts	$2,265,635	$—	$—	$2,265,635
Total Liabilities	$2,265,635	$—	$—	$2,265,635

Pier 88

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$780,302	$—	$—	$780,302
Preferred Stocks	41,691,152	—	—	41,691,152
Convertible Bonds	—	53,013,994	—	53,013,994
Short-Term Investments	2,554,893	—	—	2,554,893
Total Assets	$45,026,347	$53,013,994	$—	$98,040,341

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June 30, 2021	SEMI - ANNUAL REPORT

Special Situations

Assets*	Level 1	Level 2	Level 3	Total
Preferred Stocks	$2,060,000	$—	$—	$2,060,000
Asset Backed Securities	—	462,196,927	—	462,196,927
Collateralized Mortgage Obligations	—	2,824,816	—	2,824,816
Corporate Bonds		62,198,217	—	62,198,217
U.S. Government & Agencies	—	490,790	—	490,790
Short-Term Investments	30,936,153	—	—	30,936,153
Total Assets	$32,996,153	$527,710,750	$—	$560,706,903

*	Refer to the Portfolios of Investments for industry classifications.

There were no level 3 securities held during the period for any Fund.

Consolidation of Subsidiaries – The consolidated financial statements of the ReSolve Adaptive include the accounts of RDMF Fund Ltd. (“RDMF” or “CFC”), a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with ReSolve Adaptive’s respective investment objectives and policies.

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	June 30, 2021	June 30, 2021
RDMF Fund, Ltd.	8/5/2016	$ 7,617,233	11.3%

For tax purposes, this is an exempted Cayman investment company. The CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, a CFC is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly -owned Controlled Foreign Corporation, RDMF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the ReSolve Adaptive’s investment company taxable income.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

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C. Derivative Instruments

Certain of the Funds may be subject to equity price risk, commodity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written and purchased option contracts and futures contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of underlying reference assets, such as equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Convertible Securities – Pier 88 invests in convertible securities, which include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s or Sub-Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

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The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at June 30, 2021, were as follows:

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Equity Armor
	Futures	Equity	Futures unrealized appreciation	$25,726
			Futures unrealized depreciation	(184,743)
			Totals	$(159,017)
Tactical Return

	Futures	Interest Rate	Options Written	$150,210
			Totals	$150,210
Strategic Allocation
	Futures	Equity	Futures unrealized appreciation	$106,498
			Totals	$106,498
ReSolve Adaptive
	Futures	Equity	Futures unrealized appreciation	$97,001
			Futures unrealized depreciation	(198,111)
		Commodity	Futures unrealized appreciation	516,181
			Futures unrealized depreciation	(1,229,382)
		Currency	Futures unrealized appreciation	235,456
			Futures unrealized depreciation	(837,671)
		Interest	Futures unrealized appreciation	554,604
			Futures unrealized depreciation	(470)
			Totals	$(862,392)

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June 30, 2021	SEMI - ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the six months ended June 30, 2021, were as follows:

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Equity Armor
	Options Purchased	Equity	Net realized loss from options purchased	$(164,642)
	Options Written	Equity	Net realized loss from options written	(175)
	Futures	Equity	Net realized loss from futures	(2,805,909)
				$(2,970,726)

	Futures	Equity	Net change in unrealized depreciation on futures	$(98,955)

Tactical Return
	Options Purchased	Equity	Net realized loss from options purchased	$(864,737)
	Options Written	Equity	Net realized gain from options written	8,927,280
				$8,062,543

	Options Written	Equity	Net change in unrealized gain from options written	$105,018

Strategic Allocation
	Futures	Equity	Net realized gain from futures	$1,249,725

	Futures	Equity	Net change in unrealized depreciation on futures	(77,882)
				$1,171,843
ReSolve Adaptive
	Futures	Equity	Net realized gain from futures	$2,824,374
		Commodity	Net realized gain from futures	9,607,460
		Currency	Net realized loss from futures	(1,823,627)
		Interest	Net realized loss from futures	(2,519,649)
			Totals	$8,088,558

	Futures	Equity	Net change in unrealized depreciation on futures	$(444,669)
		Commodity	Net change in unrealized depreciation on futures	(2,337,601)
		Currency	Net change in unrealized depreciation on futures	(874,961)
		Interest	Net change in unrealized appreciation on futures	391,151
			Totals	$(3,266,080)

The value of derivative instruments outstanding as of June 30, 2021 as disclosed in the Portfolios of Investments (Consolidated Portfolios of Investments for ReSolve Adaptive) and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations (Consolidated Statements of Operations for ReSolve Adaptive) serve as indicators of the volume of derivative activity for the Funds.

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Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial assets and liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as of June 30, 2021:

				Gross Amounts of Assets Presented in the
				(Consolidated) Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the
	Recognized in the	(Consolidated)	(Consolidated)
	(Consolidated)	Statements of	Statements of
	Statements of Assets	Assets and	Assets and	Financial	Cash Collateral
	and Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Equity Armor
Description of Asset:
Futures Contracts	$25,726	$—	$25,726	$(25,726)	$—	$—
Description of Liability:
Futures Contracts	$184,743	$—	$184,743	$25,726	$(159,017)	$—
Strategic Allocation
Description of Asset:
Futures Contracts	$106,498	$—	$106,498	$—	$—	$106,498
ReSolve Adaptive
Description of Asset:
Futures Contracts	$1,403,243	$—	$1,403,243	$(1,403,243)	$—	$—
Description of Liability:
Futures Contracts	$2,265,635	$—	$2,265,635	$1,403,243	$(862,392)	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. For convertible securities, premiums attributable to the conversion feature are not amortized. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Dividends and Distributions to Shareholders

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non -deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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June 30, 2021	SEMI - ANNUAL REPORT

Fund	Income Dividends	Capital Gains
Equity Armor	Monthly	Annually
Tactical Return	Annually	Annually
Dynamic Brands	Annually	Annually
Strategic Allocation	Quarterly	Annually
ReSolve Adaptive	Annually	Annually
Pier 88	Quarterly	Annually
Special Situations	Monthly	Annually

Certain Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

F. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2018 to December 31, 2020 (as applicable), or expected to be taken in the Funds’ December 31, 2021 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statements of Operations. As of June 30, 2021, the Funds did not incur any interest or penalties.

H. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

I. Market Risk

Overall market risks may also affect the value of a Fund. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural,

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environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(3) FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds’ sub-advisors are responsible for the day-to-day management of each Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

Fund		Advisory Fee Tiered Annual Rate
Equity Armor	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
	0.75%	0.70%	0.65%
Dynamic Brands	0.75%	0.70%	0.65%

Strategic Allocation	Advisory Fee Annual Rate
0.10%
ReSolve Adaptive	1.75%
Tactical Return	1.75%
Pier 88	0.85%
Special Situations	1.50%

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June 30, 2021	SEMI - ANNUAL REPORT

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, non-routine or extraordinary expenses (such as litigation or reorganizational costs), and costs and expenses of litigation or claims on behalf of the Fund regarding portfolio investments initiated (or threatened) by the investment advisor or sub-advisor) as listed below:

Fund	Expense Caps			Expiration
	Institutional Class Shares	Class A Shares	Class C Shares
Tactical Return	1.99%	2.24%	2.99%	April 30, 2022
Dynamic Brands	1.24%	1.49%	2.24%	April 30, 2022
Strategic Allocation	0.45%	0.70%	1.45%	April 30, 2022
ReSolve Adaptive	1.97%	2.22%	2.97%	April 30, 2022
Pier 88	0.99%	1.24%	1.99%	April 30, 2022
Special Situations	1.75%	2.00%	2.75%	April 30, 2022

Equity Armor expense limitation agreement expired April 30, 2021. The expense limitation prior to April 30, 2021 was 1.00% for Institutional shares, 1.25% for class A shares and 2.00$ for class C shares.

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2021, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount Waived or	Expiring Beginning
Fund	Reimbursed	December 31,
Equity Armor	$156,337	2021
	137,069	2022
	135,785	2023
Tactical Return	148,732	2021
	179,111	2022
	127,155	2023
Dynamic Brands	175,690	2021
	94,974	2022
	0	2023
Strategic Allocation	79,043	2021
	63,678	2022
	72,877	2023
	34,452	2024
ReSolve Adaptive	148,267	2021
	140,730	2022
	137,538	2023
Pier 88	21,532	2022
	155,789	2023
Special Situations	66,286	2022
	159,379	2023

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

RATIONAL FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021	SEMI - ANNUAL REPORT

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for Class A shares and up to 1.00% for Class C shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC., the Funds’ distributor (the “Distributor or NLD”), and the Advisor for distribution related expenses. For the year ended June 30, 2021, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Equity Armor	$15,559	$6,737
Tactical Return	10,313	44,208
Dynamic Brands	25,008	12,404
Strategic Allocation	10,040	5
ReSolve Adaptive	804	1,247
Pier 88	4,806	587
Special Situations	53,675	98,863

Shareholder Servicing Fees - The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional, Class A and Class C Shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations. The Funds also pay GFS for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses on the Statements of Operations.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee, which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. These fees are included in Management Service Fees on the Statements of Operations.

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out - of- pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These fees are included in Compliance Officer Fees on the Statements of Operations. The amounts due to MFund at June 30, 2021 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under Payable to related parties.

An Officer of the Trust is also the controlling member of MFund and the Advisor, and is not paid any fees directly by the Trust for serving in such capacity.

RATIONAL FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021	SEMI - ANNUAL REPORT

Affiliated Funds — Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors, AlphaCentric Advisors, LLC or Rational Advisors, Inc. Companies that are affiliates of the Funds at June 30, 2021, are noted in the Strategic Allocation’s Portfolio of Investments. A summary of these investments in affiliated funds is set forth below:

	Shares Balance					Change in	Dividends	Amount of Gain
	December 31,			Shares Balance		Unrealized	Credited to	(Loss) Realized on
Fund	2020	Purchases	Sales	June 30, 2021	Fair Value	Gain/(Loss)	Income	Sale of Shares
AlphaCentric Income Opportunities Fund, Inst. Sh.	39,468	5,127	—	44,595	$520,426	$25,377	$9,726	$—
Catalyst Enhanced Income Strategy Fund, Inst. Sh.	124,639	15,755	—	140,394	1,573,804	(9,049)	53,163	—
Catalyst Insider Income Fund Inst. Sh.	77,855	13,625	—	91,480	905,657	3,271	10,516	—
Catalyst/CIFC Floating Rate Income Fund	82,210	14,502	—	96,712	931,334	5,596	14,786	—
Catalyst/Stone Beach Income Opportunity Fund, Inst. Sh.	70,017	16,121	—	86,138	756,301	(37,950)	20,892	—
Rational Special Situations Income Fund, Inst. Sh.	70,961	9,489	—	80,450	1,589,697	6,738	37,862	—
Rational/Pier 88 Convertible Securities Fund CL. I	112,557	4,769	—	117,326	1,424,347	50,737	7,875	—
Total	577,707	79,388	—	657,095	7,701,566	44,720	154,820	—

(4) INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Equity Armor	$60,481,213	$57,778,436
Tactical Return	—	—
Dynamic Brands	102,166,041	95,295,295
Strategic Allocation	906,332	655
ReSolve Adaptive	—	—
Pier 88	80,172,763	58,930,132
Special Situations	234,529,751	94,877,940

(5) INVESTMENT RISK

In accordance with its investment objectives and through its exposure to the managed futures programs, each of Equity Armor, Strategic Allocation and ReSolve Adaptive may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021	SEMI - ANNUAL REPORT

In accordance with its investment objectives and through its exposure to options, Tactical Return may have increased or decreased exposure to Option Risk factors defined below:

Options Risk – Tactical Return are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Activist Strategies Risk – As part of Special Situation’s principal investment strategy, the Sub-Advisor seeks to identify “special situations” where it can seek to remedy legal, technical or structural issues it has identified in the securities held by the Fund through activist strategies, including through litigation or the threat of litigation. Such activist strategies may not be successful and may have a negative impact on the Fund, including causing the Fund to incur legal related costs and expenses and portfolio turnover if the Sub-Advisor determines to sell such securities.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

(6) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including options written), and its respective gross unrealized appreciation and depreciation at June 30, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Equity Armor	$55,605,234	$12,523,025	$(1,121,856)	$11,401,169
Tactical Return	117,125,236	138,284	—	138,284
Dynamic Brands	74,078,771	19,124,924	(471,602)	18,653,322
Strategic Allocation	7,951,982	578,612	(80,999)	497,613
ReSolve Adaptive	57,493,861	1,403,243	(2,265,635)	(862,392)
Pier 88	91,238,241	7,704,232	(902,132)	6,802,100
Special Situations	549,172,156	22,847,262	(11,312,515)	11,534,747

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021	SEMI - ANNUAL REPORT

(7) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2020 and December 31, 2019 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2020	Income	Capital Gains	Capital	Total
Equity Armor	$564,193	$—	$—	$564,193
Tactical Return	1,086,680	3,391,193	—	4,477,873
Dynamic Brands	5,764,896	2,684,155	—	8,449,051
Strategic Allocation	232,735	—	18,623	251,358
ReSolve Adaptive	205,777	—	88,954	294,731
Pier 88	1,229,024	19,438	—	1,248,462
Special Situations	13,372,271	—	623,229	13,995,500

For fiscal year or period ended	Ordinary	Long-Term	Return of
12/31/2019	Income	Capital Gains	Capital	Total
Equity Armor	$957,035	$—	$—	$957,035
Tactical Return	1,761,554	3,657,076	—	5,418,630
Dynamic Brands	—	129,486	—	129,486
Strategic Allocation	427,376	159,642	57,104	644,122
ReSolve Adaptive	4,161,597	3,441,482	82,748	7,685,827
Pier 88	—	—	—	—
Special Situations	829,344	—	—	829,344

As of December 31, 2020, the components of distributable earnings/ (accumulated deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficits)
Equity Armor	$336,070	$—	$(1,383,973)	$(7,061,656)	$—	$6,422,058	$(1,687,501)
Tactical Return	354,239	2,704,255	—	(2,185,193)	—	—	873,301
Dynamic Brands	3,180,375	402,164	—	—	—	13,540,238	17,122,777
Strategic Allocation	—	—	—	(743,977)	—	346,366	(397,611)
ReSolve Adaptive	—	—	(166,515)	(3,148,869)	—	410,371	(2,905,013)
Pier 88	886,308	65,873	—	—	—	7,604,257	8,556,438
Special Situations	—	—	(939,552)	(6,095,617)	—	10,824,319	3,789,150

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures and options 1256 contracts, and adjustments for trust preferred securities and income on contingent convertible debt securities. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $97 and $92,668 for the Dynamic Brands and ReSolve Adaptive, respectively.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021	SEMI - ANNUAL REPORT

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Equity Armor	$—
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
ReSolve Adaptive	166,515
Pier 88	—
Special Situations	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Equity Armor	$1,383,973
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
ReSolve Adaptive	—
Pier 88	—
Special Situations	939,552

At December 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized in the current year as follows:

	Non- Expiring	Non-Expiring		Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Equity Armor	$3,164,565	$3,897,091	$7,061,656	$523,351
Tactical Return*	356,948	1,828,245	2,185,193	92,691
Dynamic Brands	—	—	—	—
Strategic Allocation	378,805	365,172	743,977	—
ReSolve Adaptive	2,974,209	174,660	3,148,869	—
Pier 88	—	—	—	—
Special Situations	5,552,134	543,483	6,095,617	—

*	The Rational Tactical Return Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $92,691 per year.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021	SEMI - ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, the reclassification of Fund distributions, and adjustments for the Resolve Adaptive Asset Allocation Fund’s wholly owned subsidiary, which has a November 30 tax year end, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2020 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Equity Armor	$—	$—
Tactical Return	(323,039)	323,039
Dynamic Brands	—	—
Strategic Allocation	(18,623)	18,623
ReSolve Adaptive	580,324	(580,324)
Pier 88	(706)	706
Special Situations	(16,468)	16,468

(8) LINE OF CREDIT

Effective December 10, 2020, the Trust has a $100,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on a monthly basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

During the six months ended June 30, 2021, the average amount of borrowings outstanding was as follows:

	Average borrowings		Average
Fund	outstanding	Interest Expense	borrowings rate
Dynamic Brands	$282,000	$126	3.25%

The largest outstanding borrowing during the six months ended June 30, 2021 was $596,000 for Dynamic Brands Fund. As of June 30, 2021, Dynamic Brands Fund had $0 in outstanding borrowings.

(9) UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange -traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Tactical Return and ReSolve Adaptive will be directly affected by the performance of the First American Government Obligations Fund, U Class. The financial statements of the First American Government Obligations Fund, U, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2021, the percentage of Tactical Return and ReSolve Adaptive’s net assets invested in the First American Government Obligations Fund were 46.4% and 85.2%, respectively.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021	SEMI - ANNUAL REPORT

(10) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Equity	Tactical	Strategic	ReSolve	Pier	Special
	Armor	Return	Allocation	Adaptive	88	Situations
NFS LLC(1)	35.29%	—	86.98%	—	81.58%	—
Charles Schwab (1)	—	—	—	58.70%	—	26.07%
LPL Financial (1)	—	32.18%	—	—	—	—
TD Ameritrade	28.38%	—	—	—	—	—

(1)	This owner is comprised of multiple investors and accounts.

(11)  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RATIONAL FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period 01/01/21 and held for the entire period through 6/30/21

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multipl the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses Paid	Ending
	Annualized	Account Value	Account Value	During Period	Account Value	Expenses Paid
	Expense Ratio	01/01/2021	6/30/2021	*	6/30/2021	During Period *
Rational Equity Armor Fund - Class A **	1.30%	$1,000.00	$1,081.20	$6.71	$1,018.35	$6.51
Rational Equity Armor Fund - Class C **	2.05%	1,000.00	1,078.10	10.56	1,014.63	10.24
Rational Equity Armor Fund - Institutional **	1.05%	1,000.00	1,082.40	5.42	1,019.59	5.26
Rational Tactical Return Fund - Class A **	2.24%	1,000.00	1,024.50	11.24	1,013.69	11.18
Rational Tactical Return Fund - Class C **	2.99%	1,000.00	1,019.60	14.97	1,009.97	14.90
Rational Tactical Return Fund - Institutional **	1.99%	1,000.00	1,024.60	9.99	1,014.93	9.94
Rational Dynamic Brands Fund - Class A	1.43%	1,000.00	1,142.60	7.60	1,017.70	7.15
Rational Dynamic Brands Fund - Class C	2.12%	1,000.00	1,138.80	11.24	1,014.28	10.59
Rational Dynamic Brands Fund - Institutional	1.17%	1,000.00	1,144.10	6.22	1,018.99	5.86
Rational Strategic Allocation Fund - Class A	0.70%	1,000.00	1,173.50	3.77	1,021.32	3.51
Rational Strategic Allocation Fund - Class C	1.45%	1,000.00	1,169.90	7.80	1,017.60	7.25
Rational Strategic Allocation Fund - Institutional	0.45%	1,000.00	1,175.90	2.43	1,022.56	2.26
Rational/ReSolve Adaptive Asset Allocation Fund - Class A	2.22%	1,000.00	1,064.40	11.36	1,013.79	11.08
Rational/ReSolve Adaptive Asset Allocation Fund - Class C	2.97%	1,000.00	1,060.40	15.17	1,010.07	14.80
Rational/ReSolve Adaptive Asset Allocation Fund - Institutional	1.97%	1,000.00	1,065.60	10.09	1,015.03	9.84
Rational Special Situations Income Fund - Class A	2.00%	1,000.00	1,029.40	10.06	1,014.88	9.99
Rational Special Situations Income Fund - Class C	2.73%	1,000.00	1,025.50	13.71	1,011.26	13.61
Rational Special Situations Income Fund - Institutional	1.75%	1,000.00	1,030.60	8.81	1,016.12	8.75
Rational/Pier 88 Convertible Securities Fund - Class A	1.24%	1,000.00	1,112.10	6.49	1,018.65	6.21
Rational/Pier 88 Convertible Securities Fund - Class C	1.99%	1,000.00	1,107.90	10.40	1,014.93	9.94
Rational/Pier 88 Convertible Securities Fund - Institutional **	0.99%	1,000.00	1,113.10	5.19	1,019.89	4.96

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

RATIONAL FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)
June 31, 2021	SEMI-ANNUAL REPORT

Consideration and Approval of Amended Sub-Advisory Agreement between Rational Advisors, Inc. and ReSolve Asset Management Inc. with respect to Rational/ReSolve Adaptive Asset Allocation Fund.

In connection with a special telephonic meeting held on January 29, 2021, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust, discussed and approved an amended sub-advisory agreement between Rational Advisors, Inc. (“Rational”) and ReSolve Asset Management Inc. (“ReSolve Canada”) with respect to Rational/ReSolve Adaptive Asset Allocation Fund (the “Fund”), a series of the Trust (the “Amended Sub-Advisory Agreement”).

The Board considered that the proposed revisions would reflect the appointment of Resolve Asset Management SEZC (Cayman) (“ReSolve Global”) as a trading advisor to the Fund and adjustment to the fee payable to ReSolve Canada. The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in evaluating the Amended Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Amended Sub-Advisory Agreement. In connection with its deliberations regarding approval of the Amended Sub-Advisory Agreement, the Board reviewed other materials provided by ReSolve Canada as well as materials prepared by Rational. The Board also considered the information presented at the December 13, 2019, Board meeting with respect to the approval of the current sub-advisory agreement with ReSolve Canada. The Board also considered the information presented at Board meetings throughout the year.

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that ReSolve Canada would provide to the Fund pursuant to the Amended Sub-Advisory Agreement. The Board reviewed information concerning the background and experience of the portfolio management team and other personnel who would provide services to the Fund, as well as information concerning the financial condition and resources, business, operations, and compliance program of ReSolve Canada. The Board acknowledged the expertise of the portfolio management team. After further discussion, the Board concluded that ReSolve Canada had personnel, resources, and operations suitable to performing its duties under the Amended Sub-Advisory Agreement and would provide an acceptable level of services to the Fund.

Performance. The Board reviewed a report on the Fund’s recent performance, noting that the Fund’s current portfolio managers would continue to participate in the management of the Fund’s investment in futures contracts as employees of ReSolve Global. The Board considered that the Fund had outperformed the average of the Morningstar Multialternative category for the quarter ended December 31, 2020. The Board also considered performance information presented at the September 18, 2020, Board meeting, noting that although a composite of ReSolve Canada accounts had underperformed a Global Balanced Portfolio benchmark (a blended index of equity and fixed-income ETFs prepared by ReSolve) for various periods ended August 31, 2020, the composite was competitive within the Morningstar category. After further discussion, the Board concluded that

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June 31, 2021	SEMI-ANNUAL REPORT

the Fund’s performance under ReSolve Canada’s management was acceptable and expected the performance to continue under the Amended Sub-Advisory Agreement.

Fees and Expenses. The Board considered that the fees to be paid to ReSolve Canada pursuant to the Amended Sub-Advisory Agreement would be paid entirely by Rational. The Board noted that the fees payable to ReSolve Canada, 50% of Rational’s 1.75% advisory fee (as adjusted by an allocation of fees to ReSolve Global pursuant to a trading advisory agreement), was lower than the 1.45% fee charged by ReSolve Global to manage other accounts following a similar strategy. The Board acknowledged that this represented no fee increase from the current sub-advisory agreement with ReSolve Canada. After further discussion, the Board concluded that the fees payable to ReSolve Canada pursuant to the Amended Sub-Advisory Agreement with respect to the Fund were reasonable.

The Board considered the respective duties of Rational and ReSolve Canada and analyzed how fees were allocated between ReSolve Canada (with a portion paid to ReSolve Global) and Rational. After consideration and discussion, the Board decided that the Fund’s investment management fees were allocated appropriately between ReSolve Canada and Rational.

Profitability. The Board reviewed a profitability analysis provided by ReSolve Canada that projected that ReSolve Canada would realize a profit from providing sub-advisory services to the Fund. After further discussion, the Board concluded that ReSolve Canada’s expected profitability with respect to the Fund did not raise any concerns.

“Fall-out” Benefits. The Board considered fall-out benefits that ReSolve Canada expected to receive from its relationship with the Fund.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of the trading advisory expense.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Amended Sub-Advisory Agreement. Having requested, reviewed, and discussed in depth such information from ReSolve Canada as the Board believed to be reasonably necessary to evaluate the terms of the Amended Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Amended Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Consideration and Approval of Trading Advisory Agreement between Rational Advisors, Inc. and ReSolve Asset Management SEZC (Cayman) with respect to Rational/ReSolve Adaptive Asset Allocation Fund.

In connection with a special telephonic meeting held on January 29, 2021, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust, discussed and approved a proposed trading advisory agreement between Rational Advisors, Inc. (“Rational”) and ReSolve Asset

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June 31, 2021	SEMI-ANNUAL REPORT

Management SECZ (Cayman) (“ReSolve Global”) with respect to Rational/ReSolve Adaptive Asset Allocation Fund (the “Fund”), a series of the Trust (the “Trading Advisory Agreement”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in evaluating the Trading Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Trading Advisory Agreement. In connection with its deliberations regarding approval of the Trading Advisory Agreement, the Board reviewed other materials provided by ReSolve Global as well as materials prepared by Rational. The Board also considered the information presented at the September 18, 2020 Board meeting with respect to ReSolve Global.

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that ReSolve Global would provide to the Fund pursuant to the Trading Advisory Agreement. The Board reviewed information concerning the background and experience of the portfolio management team and other personnel who would provide services to the Fund, as well as information concerning the financial condition and resources, business, operations, and compliance program of ReSolve Global. The Board considered that the portfolio managers who would provide trading advisory services to the Fund currently or previously served as portfolio managers of the Fund as employees of ReSolve Canada. The Board acknowledged the expertise of the portfolio management team. The Board reviewed a copy of ReSolve Global’s Code of Ethics and noted that the Trust’s Chief Compliance Officer had determined that it was appropriate. After further discussion, the Board concluded that ReSolve Global had personnel, resources, and operations suitable to performing its duties under the Trading Advisory Agreement and would provide an acceptable level of services to the Fund.

Performance. The Board reviewed a report on the Fund’s recent performance, noting that the Fund’s current portfolio managers would continue to participate in the management of the Fund’s investment in futures contracts as employees of ReSolve Global. The Board considered that the Fund had outperformed the average of the Morningstar Multialternative category for the quarter ended December 31, 2020. The Board also considered performance information presented at the September 18, 2020 Board meeting, noting that although a composite of ReSolve Canada accounts had underperformed a Global Balanced Portfolio benchmark (a blended index of equity and fixed-income ETFs prepared by ReSolve) for various periods ended August 31, 2020, the composite was competitive within the Morningstar category. After further discussion, the Board concluded that the Fund’s performance under ReSolve Canada’s management was acceptable and expected the performance to continue under the Trading Advisory Agreement.

Fees and Expenses. The Board considered that the fees to be paid to ReSolve Global pursuant to the Trading Advisory Agreement would be paid entirely by Rational. The Board noted that the fees payable to ReSolve Global, 50% of Rational’s 1.75% advisory fee (as adjusted by an allocation of fees to ReSolve Canada pursuant to a revised sub-advisory agreement), was lower than the 1.45% fee charged by ReSolve Global to manage other accounts following a similar strategy. The Board acknowledged that this represented no fee increase from the current sub-

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 31, 2021	SEMI-ANNUAL REPORT

advisory agreement with ReSolve Canada. After further discussion, the Board concluded that the fees payable to ReSolve Global pursuant to the Trading Advisory Agreement with respect to the Fund were reasonable.

The Board considered the respective duties of Rational and ReSolve Global and analyzed how fees were allocated between ReSolve Global (with a portion paid to ReSolve Canada) and Rational. After consideration and discussion, the Board decided that the Fund’s investment management fees were allocated appropriately between ReSolve Global and Rational.

Profitability. The Board reviewed a profitability analysis provided by ReSolve Global that projected that ReSolve Global would realize a profit from providing trading advisory services to the Fund. After further discussion, the Board concluded that ReSolve Global’s expected profitability with respect to the Fund did not raise any concerns.

“Fall-out” Benefits. The Board considered fall-out benefits that ReSolve Global expected to receive from its relationship with the Fund.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of the trading advisory expense.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Trading Advisory Agreement. Having requested, reviewed and discussed in depth such information from ReSolve Global as the Board believed to be reasonably necessary to evaluate the terms of the Trading Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Trading Advisory Agreement was in the best interests of the Fund and its shareholders.

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SUPPLEMENTAL INFORMATION (Unaudited)
June 31, 2021	SEMI-ANNUAL REPORT

Consideration and Renewal of Management and Sub-Advisory Agreements for Rational Special Situations Income Fund, June 18, 2021

At a meeting held on June 18, 2021, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust, approved the renewal of the Management Agreement between the Trust and Rational Advisors, Inc. (“Rational”) with respect to Rational Special Situations Income Fund (the “Fund”), a series of the Trust (the “Management Agreement”); and the renewal of the sub-advisory agreement between Rational and ESM Management, LLC (“ESM”) with respect to the Fund (the “Sub-Advisory Agreement”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in evaluating the Management and Sub-Advisory Agreements and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to either Agreement. In connection with its deliberations regarding approval of the Management and Sub-Advisory Agreements, the Board reviewed materials prepared by Rational (the “Rational 15(c) Response”) and ESM (the “ESM 15(c) Response”), respectively. The Board also considered the information presented at Board meetings throughout the year.

Review of Rational 15(c) Responses

Nature, Extent and Quality of Services. The Board reviewed the services Rational provides to the Fund and information concerning Rational’s financial condition, resources, personnel, business, operations, and compliance program. The Board considered its familiarity with the key personnel serving the Fund and discussed the consistency and quality services provided by the dedicated team of qualified professionals at Rational. The Board then discussed the firm’s culture of compliance and risk management programs. After further discussion and review of the Rational 15(c) Response, the Board concluded that Rational would continue to provide an acceptable level of services to the Fund.

Performance. The Board compared the returns of the Fund to those of its peer group, the Morningstar Multisector Bond and Nontraditional Bond categories, and its benchmarks, the Bloomberg Barclays U.S. Aggregate Bond TR Index and the Bloomberg MBS TR Index, for various periods ended March 31, 2021. The Board considered that the Fund had outperformed its peer group, Morningstar category averages, and benchmark indices, for the three-, five-, and ten-year periods. The Board considered that the Fund had underperformed its peer group and Morningstar category averages for the one-year period but outperformed its benchmark indices for the same period. The Board considered Rational’s attribution of the Fund’s positive relative performance to the Fund’s investment approach that focused on reducing traditional fixed income risk and finding situations that offer asymmetric upside return potential. After further discussion, the Board determined that the Fund’s performance was acceptable.

Fees and Expenses. The Board considered that Rational’s management fee for the Fund was higher than the average and median advisory fees of the Fund’s peer group. The Board noted that Rational’s management fee was at the high end of the Morningstar Multisector Bond category and below the high end of the Morningstar Nontraditional Bond category.

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 31, 2021	SEMI-ANNUAL REPORT

The Board considered that the Fund’s gross expense ratio was higher than the median expense ratios of the peer group and both Morningstar categories, and that the Fund’s net expense ratio (after waivers and reimbursements) was within the range of net expenses for the peer group and both Morningstar categories. The Board favorably viewed the contractual expense limitation agreement whereby Rational and ESM agree to limit fund expenses.

Profitability. The Board reviewed a report from Rational analyzing the firm’s profitability with respect to its management of the Fund. The Board concluded that the level of Rational’s profitability with respect to the Fund did not raise any concerns.

“Fall-out” Benefits. The Board considered fall-out benefits received by Rational from its relationship with the Fund and the Trust.

Economies of Scale. The Board considered Rational’s statement that the Fund’s asset level had not yet reached the point where the Fund would benefit from economies of scale. The Board considered that advisory fee breakpoints were currently not in place. The Board also considered the Fund’s unique strategy and the specialized expertise necessary to manage the Fund’s portfolio-related litigations. The Board determined, after further discussion, that economies of scale had not been reached and agreed that the matter of economies of scale and breakpoints would be revisited as the Fund’s assets materially increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Management Agreement. Having requested, reviewed, and discussed in depth such information from Rational as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

Review of ESM’s 15(c) Responses

Nature and Extent of Services. The Board reviewed the nature, extent and quality of services provided by the investment professionals at ESM. The Board reviewed information concerning ESM’s financial condition and resources, personnel, business operations, and compliance program. The Board considered that ESM managed the Fund’s portfolio in accordance with its principal strategies in seeking to achieve the Fund’s investment objective. The Board reviewed a copy of ESM’s Form ADV. After further discussion and review of the ESM 15(c) Response, the Board concluded that ESM would continue to provide an acceptable level of services to the Fund.

Performance. The Board compared the returns of the Fund to those of its peer group, the Morningstar Multisector Bond and Nontraditional Bond categories, and its benchmarks, the Bloomberg Barclays U.S. Aggregate Bond TR Index, and the Bloomberg MBS TR Index, for various periods ended March 31, 2021. The Board considered that the Fund had outperformed its peer group and Morningstar category averages, and its benchmark indices, for the three-, five-, and ten-year periods. The Board considered that the Fund had underperformed its peer group and Morningstar category averages for the one-year period but outperformed its benchmark indices for the same period. The Board considered Rational’s attribution of the Fund’s positive relative performance to the Fund’s investment approach that focused on reducing

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 31, 2021	SEMI-ANNUAL REPORT

traditional fixed income risk and finding situations that offer asymmetric upside return potential. After further discussion, the Board determined that the Fund’s performance was acceptable.

Fees and Expenses. The Board considered that the sub-advisory fees paid to ESM with respect to the Fund were paid entirely by Rational. The Board noted that the sub-advisory fees payable to ESM were 50% of the 1.50% fee charged by Rational and considered Rational and ESM’s view that the sub-advisory fee was reasonable in light of the specialized and active nature of the Fund’s portfolio management style. The Board noted that with the contractual expense cap in place, Rational and ESM were waiving a portion of their fees. After further discussion, the Board concluded that the sub-advisory fees payable to ESM with respect to the Fund were reasonable.

Profitability. The Board reviewed a profitability analysis provided by ESM with respect to the Fund and noted that ESM managed the Fund at a net profit. After further discussion, the Board concluded that the level of ESM’s profitability with respect to the Fund did not raise any concerns.

“Fall-out” Benefits . The Board considered fall-out benefits received by ESM from its relationship with the Fund and the Trust.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall Management Agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Sub-Advisory Agreement. Having requested, reviewed, and discussed in depth such information from ESM as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-253-0412

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Port. Prior to April 30, 2020, the Funds made these filings on Form N-Q. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.rationalmf.com by selecting “Form N-PORT” or for fillings made prior to April 30, 2020, “Form N-Q.”

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Rational-SA21

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	09/07/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	09/07/2021

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	09/07/2021